UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Teton Advisors, Inc.
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Annual Report

September 30, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

TETON WESTWOOD FUNDS

(Unaudited)

		Class AAA Shares						Class A Shares
		Average Annual Returns — September 30, 2022 (a)						Average Annual Returns — September 30, 2022 (a)(b)(c)

	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements

Mighty Mites Fund	(20.64)%	0.70%	7.23%	6.38%	9.43%	1.41%	1.41%	(23.81)%	(0.28)%	6.57%	5.86%	9.05%	1.41%	1.41%
SmallCap Equity Fund	(14.79)	5.82	9.96	6.88	7.61	1.63	1.25	(18.18)	4.79	9.30	6.37	7.27	1.63	1.25
Convertible Securities Fund	(23.78)	5.03	6.89	4.58	6.88	1.56	1.15	(26.82)	4.04	6.25	4.07	6.50	1.56	1.15
Equity Fund	(8.75)	6.02	9.16	5.57	9.46	1.64	1.64	(12.41)	4.99	8.50	5.06	9.12	1.64	1.64
Balanced Fund	(13.36)	3.31	5.71	4.30	7.54	1.41	1.41	(16.83)	2.30	5.07	3.78	7.15	1.41	1.41

		Class C Shares						Class I Shares
		Average Annual Returns — September 30, 2022 (a)(c)(d)						Average Annual Returns — September 30, 2022 (a)(c)

	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements

Mighty Mites Fund	(22.01)%	(0.06)%	6.43%	5.58%	8.73%	2.16%	2.16%	(20.44)%	0.95%	7.49%	6.64%	9.60%	1.16%	1.16%
SmallCap Equity Fund	(16.23)	5.02	9.15	6.09	6.92	2.38	2.00	(14.54)	6.08	10.25	7.15	7.77	1.38	1.00
Convertible Securities Fund	(25.08)	4.25	6.10	3.80	6.27	2.31	1.90	(23.56)	5.31	7.18	4.85	7.05	1.31	0.90
Equity Fund	(10.31)	5.21	8.34	4.77	8.91	2.39	2.39	(8.52)	6.29	9.42	5.82	9.57	1.39	1.39
Balanced Fund	(14.88)	2.52	4.92	3.52	6.93	2.16	2.16	(13.15)	3.56	5.97	4.55	7.66	1.16	1.16

(a)	For the SmallCap Equity and Convertible Securities Funds (and for the Mighty Mites Fund through September 30, 2005), the Adviser reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2023 and are renewable annually by the Adviser. The gross expense ratios and expense ratios after adviser reimbursements are from the current prospectus dated January 28, 2022. The Funds, except for the Equity and Balanced Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase.
(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.

(c)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Inception Dates
Class AAA
	Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites Fund	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity Fund	04/15/97	11/26/01	11/26/01	01/11/08
Convertible Securities Fund	09/30/97	05/09/01	11/26/01	01/11/08
Equity Fund	01/02/87	01/28/94	02/13/01	01/11/08
Balanced Fund	10/01/91	04/06/93	09/25/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

Performance Discussion (Unaudited)

Mighty Mites Fund

To Our Shareholders,

For the fiscal year ended September 30, 2022, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Mighty Mites Fund was (20.6)% compared with a total return of (23.5)% for the Russell 2000 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV), and possess a catalyst that can unlock hidden value within the enterprise. As such, (y)our portfolio is diversified across a broad cross section of companies sharing these valuation characteristics.

Performance Discussion

Stock market volatility intensified during the fourth quarter 2021 as markets reacted to the risk that mobility restrictions would recur following the emergence of a new coronavirus variant (Omicron). Supply chain, labor, and raw material headwinds challenged operations for many companies, increasing inflation and the likelihood of higher interest rates. Despite the rapid increase in COVID-19 infections, fears of severe disruption gradually lessened over the quarter, when the more easily transmissible Omicron variant proved to be less virulent than previous strains.

Equity markets declined over a volatile first quarter in 2022 with small and micro-cap stocks underperforming large-cap peers. As the quarter began, the COVID-fueled labor and supply chain disorder of the past two years worsened as the Omicron variant spread rapidly throughout the world and further delayed a return to normal business operations. While Omicron proved to be less severe than initially feared, particularly in the United States, the lingering global disruption of the pandemic has resulted in substantial cost pressures for many companies. These pressures only worsened with Russia’s invasion of Ukraine in late February, which has caused both tremendous humanitarian damage and general discord in the global commodity and energy markets.

Major U.S. equity indices declined during the second quarter amid rising concerns that escalating inflation would lead to quantitative tightening and an economic slowdown. Global supply chains, already under pressure, were weakened further by both the ongoing Russian-Ukraine conflict and persistent COVID-related lockdowns across major Chinese cities, driving up costs for key commodities including oil and food.

Following a brief rally in July that extended into mid-August, U.S. equity markets turned sharply negative and declined materially through September, finishing the third quarter at near lows for the year. Midsummer optimism that inflation may have peaked was quickly dispelled by both CPI data and commentary from the Federal Reserve, which affirmed its commitment to continued interest rate increases for as long as necessary to reduce inflation to its targeted rate of 2%. At the same time, the ongoing war in Ukraine and the unpredictability stemming from China’s COVID policies continued to inject uncertainty into global supply chains and commodity markets.

Among the Fund’s top contributors to performance for the year was Bel Fuse Inc., Cl. A. (0.9% of net assets as of September 30, 2022), which designs, manufactures, markets, and sells products that are used in the networking, telecommunication, high speed data transmission, commercial aerospace, military, broadcasting, transportation, e-Mobility and broadcasting, and consumer electronic industries; Digi International Inc. (0.5%), provides business and mission-critical Internet of Things (IoT) products, services, and solutions in the United States and internationally; and CTS Corp. (2.3%), which manufactures and sells sensors, actuators, and connectivity components in North America, Europe, and Asia. The company provides sensors and actuators for use in passenger or commercial vehicles.

Some of the detractors to performance included Neogen Corp. (0.7%), together with its subsidiaries, develops, manufactures, and markets various products for food and animal safety worldwide; Park-Ohio Holdings Corp. (0.5%), which provides supply chain management outsourcing services, capital equipment, and manufactured components in the United States and internationally; Lifetime Brands Inc. (0.4%), which designs, sources, and sells branded kitchenware, tableware, and other products for use in the home in the United States and internationally.

We appreciate your continued confidence and trust.

Average Annual Returns through September 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	5 Year	10 Year	15 Year	Since Inception (5/11/98)
Mighty Mites Fund Class AAA	(20.64)%	0.70%	7.23%	6.38%	9.43%
Dow Jones U.S. Micro-cap Total Stock Market Index (b)	(36.54)	0.01	5.92	4.26	6.83
Russell 2000 Index (c)	(23.50)	3.55	8.55	6.40	6.66
Lipper Small Cap Value Fund Average (d)	(12.37)	3.57	8.00	5.99	7.41

(a)	The Adviser reimbursed expenses through September 30, 2005 to limit the expense ratios. Had such limitations not been in place, returns would have been lower for the Since Inception column only. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The Dow Jones U.S. Micro-Cap Total Stock Market Index is designed to provide a comprehensive measure of the micro-cap segment of the U.S. stock market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of April 29, 1998.

(c)	The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	The Lipper Small Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of April 29, 1998.

In the current prospectuses dated January 28, 2022, the expense ratio for Class AAA Shares is 1.41%. See page 35 for the expense ratios for the year ended September 30, 2022. Class AAA Shares do not have a sales charge.

Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MIGHTY MITES FUND CLASS AAA, THE
RUSSELL 2000 INDEX, AND THE DOW JONES U.S. MICRO-CAP TOTAL STOCK MARKET INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	(20.64)%	0.70%	7.23%

*Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SmallCap Equity Fund (Unaudited)

To Our Shareholders,

For the fiscal year ended September 30, 2022, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood SmallCap Equity Fund was (14.8)% compared with a total return of (23.5)% for the Russell 2000 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or Private Market Value. The Fund characterizes small capitalization companies as those companies with a market capitalization between $100 million and $2.5 billion at the time of the Fund’s initial investment.

Performance Discussion

Despite the sharp gyrations in the equity markets over the emergence of yet another coronavirus variant, Omicron, and the Federal Reserve’s more hawkish monetary policy, small cap stocks ended the year with strong gains. During the fourth quarter of 2021 (the Fund’s first fiscal quarter), U.S. small cap value stocks appreciated 4.4%, outperforming small cap growth stocks, which rose 2.8%, and under-performing large cap value stocks, up 7.8%, large cap growth, up 11.6% and the S&P 500, up 11.0%.

Market turbulence was exacerbated in the first quarter 2022 by Russia’s unprovoked invasion of Ukraine, surging oil, gasoline, wheat and commodity prices, and a U.S. Federal Reserve intent on taming the highest inflation in four decades with tighter monetary policy. Against this backdrop, the opportunity for active management in small caps has never been more attractive, given geopolitical market dislocation, a less accommodative Fed, and the cooling of one decision growth stocks as rising interest rates compress unsustainable multiples. Amidst the volatility, fundamental stock picking has once again gained ascendancy.

The first half of 2022 has been among the most challenging periods in history. The S&P 500 index sustained its worst first half since 1970, registering a 21% decline. Long dated U.S. Treasuries lost 10%, even including coupon payments, the biggest six month loss since the early 1980s. Against a backdrop of surging inflation caused by COVID induced excessively accommodative fiscal and monetary policies, global central banks are now raising interest rates to rein in inflation. This is no easy task given that surging oil and food prices have been exacerbated by sanctions related to Russia’s invasion of Ukraine.

Among our stronger performing stocks for the year were Diamondback Energy Inc. (2.5% of net assets as of September 30, 2022), an independent oil and natural gas company which focuses on the acquisition, development, exploration, and exploitation of unconventional and onshore oil and natural gas reserves; Patterson–UTI Energy Inc. (2.2%), which provides drilling and pressure pumping services, directional drilling, and rental equipment for oil fields; and FTI Consulting Inc. (1.1%), a provider of business advisory services to manage change, mitigate risk, and resolve disputes worldwide.

Some of the weaker holdings in the portfolio included American Eagle Outfitters Inc. (0.7%), a casual clothing retailer serving young adults; The Greenbrier Companies Inc. (1.1%), a leading domestic manufacturer of railcars, with additional operations in Brazil and Europe, and leasing services; and Steelcase, Inc. (no longer held) which provides a portfolio of furniture and architectural products in the United States and internationally.

We thank you for your continued confidence and trust.

Average Annual Returns through September 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	5 Year	10 Year	15 Year	Since Inception (4/15/97)
SmallCap Equity Fund Class AAA	(14.79)%	5.82%	9.96%	6.88%	7.61%
Russell 2000 Index (b)	(23.50)	3.55	8.55	6.40	7.84
Russell 2000 Value Index (c)	(17.69)	2.87	7.94	5.70	8.40

(a)	The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	The Russell 2000 Value Index measures the performance of the small capitalization sector of the U.S. equity market. It is a subset of the Russell 2000 Index. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectuses dated January 28, 2022, the gross expense ratio for Class AAA Shares is 1.63%, and the net expense ratio is 1.25% after contractual reimbursements by the Adviser in place through January 31, 2023. See page 36 for the expense ratios for the year ended September 30, 2022. Class AAA Shares do not have a sales charge.

Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetenadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALLCAP EQUITY FUND CLASS AAA

AND THE RUSSELL 2000 VALUE INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	(14.79)%	5.82%	9.96%

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Convertible Securities Fund (Unaudited)

To Our Shareholders,

For the fiscal year ended September 30, 2022, the net asset value (NAV) total return per Class AAA Share of the TETON Convertible Securities Fund was (23.8)% compared with a total return of (15.5)% and (20.0)% for the Standard & Poor’s (S&P) 500 Index and the ICE BofA U.S. Convertibles Index, respectively. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests in convertible securities. By investing in convertible securities, the portfolio managers seek the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Performance Discussion

Fiscal 2022 was a difficult year across asset classes and convertibles were no exception. In the first fiscal quarter, we saw a rotation in the market from growth to value as rising interest rates brought growth stock valuations into question. This had an outsized impact on the convertible market as many convertibles have been issued by growing companies. Convertibles outperformed their underlying equities, but underperformed the broader equity markets in the quarter. Volatility accelerated in our second fiscal quarter as war, inflation, and interest rates combined to weigh on the market. While convertibles remained less volatile than their underlying equities, the convertible market was still negatively impacted by these three major factors that led to investor redemptions, contracting growth multiples, and increasing credit spreads. With general uncertainty, convertible issuance slowed significantly. These same factors continued into our third quarter. The Federal Reserve stepped up their fight against inflation in June and it became clear that they are willing to tip the economy into recession to slow rising prices. Equities and convertibles hit new lows as a result. Since then, investors have become very focused on any economic data points which would cause the Fed to pivot or pause the current rate hike cycle. This lead to positive performance through the first six weeks of our fiscal Q4. The convertible market seemed to find its footing and was once again driven higher by underlying equity performance. Issuance returned in August, and we had an opportunity to invest in new convertibles at more attractive terms than we have seen in some time. As the fiscal year came to an end, the Fed reiterated its hawkish stance bringing equity markets to new lows. The convertible market moved lower as well but did not dip below the June low.

Among our stronger performing positions for the year were: Vocera Communications Inc. 0.500%, 9/15/26 (no longer held as of September 30, 2022), which offers the leading platform for clinical communications and workflow; Impinj Inc. 1.12%, 5/15/27 (2.5%), which provides RFID chips, readers, and software across many different industries; and Atlas Air Worldwide Inc. (no longer held), through its subsidiaries, provides outsourced aircraft and aviation operating services.

Some of the weaker holdings in the portfolio included Broadcom Inc. (no longer held), which provides software and semiconductors broadly for wireless connectivity and networking; Digital Bridge Communications Corp. 5.75%, 7/15/25 (1.5%), which provides digital infrastructure including macro towers, small cells, data centers, and fiber networks; and Match Group Financeco 3 Inc. 2%, 1/15/30 (1.7%), which provides dating products worldwide.

We appreciate your continued confidence and trust.

Average Annual Returns through September 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	5 Year	10 Year	15 Year	Since Inception (9/30/97)
Convertible Securities Fund Class AAA	(23.78)%	5.03%	6.89%	4.58%	6.88%
S&P 500 Index (b)	(15.47)	9.24	11.70	8.03	7.45
ICE BofA U.S. Convertibles Index (c)	(20.01)	9.28	10.14	7.63	7.52

(a)	The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	The ICE BofA U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectuses dated January 28, 2022, the gross expense ratio for Class AAA Shares is 1.56%, and the net expense ratio is 1.15%, after contractual reimbursements by the Adviser in place through January 31, 2023. See page 37 for the expense ratios for the year ended September 30, 2022. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CONVERTIBLE SECURITIES FUND CLASS AAA, THE S&P 500 INDEX, AND THE ICE BOFA U.S. CONVERTIBLES INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	(23.78)%	5.03%	6.89%

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Equity Fund (Unaudited)

To Our Shareholders,

For the fiscal year ended September 30, 2022, the net asset value (NAV) total return per Class AAA Share of the Equity Fund was (8.8)% compared with a total return of (15.5)% for the S&P 500 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund seeks to provide capital appreciation. The Fund’s secondary goal is to produce current income.

Performance Discussion

Looking back, the fourth quarter of 2021 saw markets once again prove their resilience against adversity. Inflation had arisen as a material concern for investors as the Consumer Price Index (CPI) accelerated to 6.8% in the reading for November, the highest since 1990. In response, the Federal Reserve accelerated the timeline to taper their asset purchases, which they had just announced the plan details of a few weeks prior.

Equities seemed poised at year end 2021 to push through the growing inflationary risks and subsequent steepening of the Federal Reserve’s interest rate curve, the acceleration of known factors, compounded by corrections in high valuation tech names, supply chain woes and a return of shutdowns to several large cities in China proved too much to bear. What’s more, the Russia-Ukraine war added sudden, additional logistical and inflationary pressures, while potentially upending the way the world conducts its trade and commerce (obviously the potential for escalation had to be hastily built into risk assessments).

For the second quarter (and first half) of 2022, most major indices logged some of the worst performances in decades, with the S&P 500 Index recording its worst half-year return since 1970. From mega-cap to micro, most of the broad index charts mimicked the same “risk-off” selling patterns (with a fair number of exceptions). Investors continue to grapple with an abrupt shift from the more than decade long (mostly) bullish market, low inflation, an accommodative Federal Reserve that always seemed to be “on our side,” to one where the Fed is (seemingly) doing everything in its power to quell growth.

Equity markets showed a little spunk at the beginning of the third quarter, but as time passed stocks continued to sell off, with all three major indexes continuing a downward trend that has persisted all year. September was a particularly tough period as the Dow tumbled 8.8%, the S&P 500 fell 9.3%, and the Nasdaq lost 10.5% in the month alone. The S&P 500 has fallen for three consecutive quarters, its longest losing streak since 2009.

Among our stronger performing positions for the year were: EOG Resources Inc. (1.8% as of September 30, 2022), a crude oil and natural gas exploration and production company with reserves in the U.S., Trinidad, and China; American International Group Inc. (1.9%) provides insurance products for commercial, institutional, and individual customers; and The Charles Schwab, Corp. (2.0%), through its subsidiaries, provides wealth management, securities brokerage, banking, asset management, custody, and financial advisory services.

Some of the weaker holdings in the portfolio included: Mohawk Industries Inc. (no longer held) provides designs, manufactures, sources, distributes, and markets flooring products for remodeling and new constructions of residential and commercial spaces; Activision Blizzard, Inc. (no longer held), together with its subsidiaries, develops and publishes interactive entertainment content and services in the Americas, Europe, the Middle East, Africa, and the Asia Pacific; and Alexandria Real Estate Equities Inc. (1.8%) is the first, longest tenured, and pioneering owner, operator, and developer uniquely focused on collaborative life science, technology, and agtech campuses in AAA innovation cluster locations.

We appreciate your continued confidence and trust.

Average Annual Returns through September 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

					Since
					Inception
	1 Year	5 Year	10 Year	15 Year	(1/2/87)
Equity Fund Class AAA	(8.75)%	6.02%	9.16%	5.57%	9.46%
S&P 500 Index (b)	(15.47)	9.24	11.70	8.03	10.22

(a)	Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. S&P 500 Index since inception performance is as of December 31, 1986.

In the current prospectuses dated January 28, 2022, the expense ratio for Class AAA Shares is 1.64%. See page 38 for the expense ratios for the year ended September 30, 2022. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EQUITY FUND CLASS AAA AND THE S&P

500 INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	(8.75)%	6.02%	9.16%

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Balanced Fund (Unaudited)

To Our Shareholders,

For fiscal year ended September 30, 2022, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Balanced Fund was (13.4)% compared with total return of (15.0)% and (15.3)% for the Bloomberg Government/Credit Bond Index and the common balanced benchmark comprised of 60% S&P 500 Index and 40% of the Bloomberg Capital Government/Credit Bond Index, respectively. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corp., the Fund’s sub-adviser (the “Westwood Sub-Adviser”) will typically invest 30% to 70% of the Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Westwood Sub-Adviser’s analysis of market and economic conditions.

The Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Westwood Sub-Adviser chooses stocks of seasoned companies with proven records and above average earnings growth potential. The Westwood Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

The debt securities held by the Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage and asset backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). The Fund may invest in fixed income securities of any maturity.

The Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Fund may also invest in foreign debt securities.

Performance Discussion

Looking back, the fourth quarter of 2021 saw markets once again prove their resilience against adversity. Inflation had arisen as a material concern for investors as the Consumer Price Index (CPI) accelerated to 6.8% in the reading for November, the highest reading since 1990. In response, the Federal Reserve accelerated the timeline to taper their asset purchases, which they had just announced the plan details of a few weeks prior. Their new communication included the potential for rate hikes, shifting probabilities higher for multiple increases in 2022. Interest rates were relatively unchanged for the quarter, moving just slightly higher to 1.51% by year end.

Looking back, equities seemed poised at year end to push through concerns such as growing Inflationary risks and the subsequent steepening of the Federal Reserve’s interest rate curve. But the acceleration of these known factors, compounded by corrections in high valuation tech names, supply chain woes and a return of shutdowns in several large cities in China proved too much to bear. What’s more, Russia’s invasion of Ukraine added sudden, additional logistical and inflationary pressures.

For the second quarter (and first half) of 2022, most major indices logged some of the worst performances in decades, with the S&P 500 recording its worst half year return since 1970. From mega-cap to micro, most of the broad index charts mimicked the same “risk-off” selling patterns (with a fair number of exceptions). Investors continue to grapple with an abrupt shift from the more than decade long (mostly) bullish market, low inflation, and an accommodative Federal Reserve that always seemed to be “on our side,” to one where the Fed is (seemingly) doing everything in its power to quell growth.

Equity markets showed a little spunk at the beginning of the third quarter, but as time passed stocks continued to sell off, with all three major indexes continuing a downward trend that has persisted all year. September was a particularly tough period as the Dow tumbled 8.8%, the S&P 500 fell 9.3%, and the Nasdaq lost 10.5% in the month alone. The S&P 500 has fallen for three consecutive quarters, its longest losing streak since 2009. In the debt markets, government bond yields across all durations trended higher in the second half of the quarter, as the Fed’s objectives became clearer and the trajectory for interest rates steepened. From a global perspective, the losses in government bonds during the first half of 2022 were some of the deepest in history; investment grade and high yield corporate bonds also logged losses not seen in decades. Though the early portion of the third quarter offered some reprieve, corporate bonds continued their march lower as the period ended.

We appreciate your continued confidence and trust.

Average Annual Returns through September 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

					Since
					Inception
	1 Year	5 Year	10 Year	15 Year	(10/1/91)
Balanced Fund Class AAA	(13.36)%	3.31%	5.71%	4.30%	7.54%
60% S&P 500 Index and 40% Bloomberg Government/Credit Bond Index (b)	(15.26)	5.52	7.43	5.96	7.71
S&P 500 Index (c)	(15.47)	9.24	11.70	8.03	9.61
Bloomberg Government/Credit Bond Index (d)	(14.95)	(0.05)	1.02	2.86	4.85

(a)	The Adviser reimbursed expenses in years prior to 1998 to limit the expense ratio. Had such limitation not been in place, returns would have been lower. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The Blended Index consists of a blend of 60% the S&P 500 Index and 40% Bloomberg Government/Credit Bond Index.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of September 30, 1991.

(d)	The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. Since inception performance is as of September 30, 1991.

In the current prospectuses dated January 28, 2022, the expense ratio for Class AAA Shares is 1.41%. See page 39 for the expense ratios for the year ended September 30, 2022. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED FUND CLASS AAA, THE S&P
500 INDEX, A COMPOSITE OF 60% OF THE S&P 500 INDEX AND 40% OF THE BLOOMBERG GOVERNMENT/CREDIT
BOND INDEX, AND THE BLOOMBERG GOVERNMENT/CREDIT BOND INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	(13.36)%	3.31%	5.71%

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2022 through September 30, 2022

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 15 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an

$8,600 account value divided by$1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended September 30, 2022.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from April 1, 2022 through September 30, 2022

Expense Table

		Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 04/01/22	Ending Account Value 09/30/22	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 04/01/22	Ending Account Value 09/30/22	Annualized Expense Ratio	Expenses Paid During Period*

TETON Westwood Mighty Mites Fund
Class AAA	$1,000.00	$815.30	1.42%	$6.46	$1,000.00	$1,017.95	1.42%	$7.18
Class A	$1,000.00	$815.50	1.42%	$6.46	$1,000.00	$1,017.95	1.42%	$7.18
Class C	$1,000.00	$812.30	2.17%	$9.86	$1,000.00	$1,014.19	2.17%	$10.96
Class I	$1,000.00	$816.50	1.17%	$5.33	$1,000.00	$1,019.20	1.17%	$5.92
TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$801.70	1.25%	$5.65	$1,000.00	$1,018.80	1.25%	$6.33
Class A	$1,000.00	$801.70	1.25%	$5.65	$1,000.00	$1,018.80	1.25%	$6.33
Class C	$1,000.00	$798.90	2.00%	$9.02	$1,000.00	$1,015.04	2.00%	$10.10
Class I	$1,000.00	$803.10	1.00%	$4.52	$1,000.00	$1,020.05	1.00%	$5.06
TETON Westwood Convertible Securities Fund
Class AAA	$1,000.00	$825.00	1.15%	$5.26	$1,000.00	$1,019.30	1.15%	$5.82
Class A	$1,000.00	$872.30	1.15%	$5.40	$1,000.00	$1,019.30	1.15%	$5.82
Class C	$1,000.00	$847.10	1.90%	$8.80	$1,000.00	$1,015.54	1.90%	$9.60
Class I	$1,000.00	$826.10	0.90%	$4.12	$1,000.00	$1,020.56	0.90%	$4.56
TETON Westwood Equity Fund
Class AAA	$1,000.00	$845.40	1.65%	$7.63	$1,000.00	$1,016.80	1.65%	$8.34
Class A	$1,000.00	$845.30	1.65%	$7.63	$1,000.00	$1,016.80	1.65%	$8.34
Class C	$1,000.00	$842.60	2.39%	$11.04	$1,000.00	$1,013.09	2.39%	$12.06
Class I	$1,000.00	$846.20	1.39%	$6.43	$1,000.00	$1,018.10	1.39%	$7.03
TETON Westwood Balanced Fund
Class AAA	$1,000.00	$848.30	1.39%	$6.44	$1,000.00	$1,018.10	1.39%	$7.03
Class A	$1,000.00	$868.00	1.39%	$6.51	$1,000.00	$1,018.10	1.39%	$7.03
Class C	$1,000.00	$849.90	2.14%	$9.92	$1,000.00	$1,014.34	2.14%	$10.81
Class I	$1,000.00	$849.20	1.14%	$5.28	$1,000.00	$1,019.35	1.14%	$5.77

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of September 30, 2022:

TETON Westwood Mighty Mites Fund
Financial Services	14.9%	Retail	1.4%
Diversified Industrial	12.0%	Publishing	0.9%
Electronics	6.2%	Environmental Control	0.9%
Aerospace and Defense	6.1%	Communications Equipment	0.8%
Health Care	5.9%	Agriculture	0.7%
Equipment and Supplies	5.2%	Energy and Utilities: Natural Gas	0.5%
Hotels and Gaming	4.8%	Entertainment	0.5%
Real Estate	4.0%	Telecommunications	0.5%
Machinery	3.4%	Communications	0.4%
Restaurants	3.3%	Energy and Utilities: Services	0.4%
Building and Construction	3.2%	Consumer Services	0.3%
Manufactured Housing and Recreational Vehicles	3.0%	Miscellaneous	0.3%
Aviation: Parts and Services	3.0%	Educational Services	0.1%
Automotive: Parts and Accessories	2.7%	Paper and Forest Products	0.1%
Business Services	2.4%	Metals and Mining	0.1%
Food and Beverage	2.3%	Transportation	0.0%*
Energy and Utilities: Water	2.3%	Other Assets and Liabilities (Net)	(1.1)%
Computer Software and Services	2.0%		100.0%
ConsumerProducts	1.9%	__________
Automotive	1.7%
Broadcasting	1.5%	* Amount represents less than 0.05%.
Specialty Chemicals	1.4%
TETON Westwood SmallCap Equity Fund
Banking	15.0%	Communications Equipment	2.3%
U.S. Government Obligations	11.9%	Automotive	2.0%
Semiconductors	9.0%	Specialty Chemicals	1.4%
Energy and Utilities	8.0%	Equipment and Supplies	1.3%
Health Care	6.2%	Machinery	1.2%
Computer Software and Services	6.2%	Real Estate	1.1%
Business Services	4.9%	Broadcasting	1.1%
Financial Services	4.6%	Transportation	1.1%
Electronics	4.4%	Environmental Control	1.0%
Retail	3.7%	Materials	0.5%
Building and Construction	3.5%	Communications	0.5%
Diversified Industrial	3.5%	Aerospace	0.4%
Aviation: Parts and Services	2.5%	Other Assets and Liabilities (Net)	0.3%
Consumer Products	2.4%		100.0%

TETON Convertible Securities Fund
Computer Software and Services	25.0%	Airlines	2.9%
Health Care	12.8%	Automotive: Parts and Accessories	2.1%
Consumer Services	9.6%	Telecommunications	2.0%
Financial Services	7.1%	Real Estate Investment Trusts	1.8%
Business Services	6.7%	Cable and Satellite	1.4%
Energy and Utilities: Integrated	4.9%	Energy and Utilities: Services	0.8%
Security Software	4.8%	Food and Beverage	0.5%
Diversified Industrial	4.6%	Materials	0.2%
Communications Equipment	4.4%	Other Assets and Liabilities (Net)	0.1%
U.S. Government Obligations	4.3%		100.0%
Semiconductors	4.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Equity Fund

Financial Services	14.8%	Equipment and Supplies	3.1%
Health Care	12.5%	Telecommunications	3.0%
Retail	11.2%	Energy and Energy Services	2.9%
Computer Software and Services	8.9%	Electronics	2.5%
Diversified Industrial	6.8%	Transportation	2.4%
Energy: Integrated	6.1%	Aerospace	2.2%
Energy: Oil	4.9%	Business Services	2.1%
Real Estate	4.5%	Short Term Investment	2.0%
Food and Beverage	4.3%	Semiconductors	1.8%
Banking	4.1%	Other Assets and Liabilities (Net)	(0.1)%
			100.0%

TETON Westwood Balanced Fund

Financial Services	15.3%	Semiconductors	2.8%
Health Care	12.1%	Energy: Integrated	2.7%
Computer Software and Services	8.6%	Electronics	2.6%
Retail	7.7%	Food and Beverage	2.6%
U.S. Government Obligations	7.6%	Telecommunications	2.2%
Diversified Industrial	5.3%	Aerospace	1.8%
Real Estate	4.5%	Consumer Services	1.7%
Energy: Oil	4.5%	Automotive: Parts and Accessories	1.7%
Banking	4.3%	Business Services	1.3%
Transportation	3.6%	Hotels and Gaming	0.5%
Equipment and Supplies	3.2%	Short Term Investment	0.3%
Energy and Energy Services	3.0%	Other Assets and Liabilities (Net)	0.1%
			100.0%

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments — September 30, 2022

			Market
Shares		Cost	Value
	COMMON STOCKS* — 100.4%
	Aerospace and Defense — 6.1%
507,000	Aerojet Rocketdyne Holdings Inc.†	$2,548,529	$20,274,930
134,460	Allied Motion Technologies Inc.	3,273,653	3,848,245
328,500	Various Securities	3,583,204	3,057,986
		9,405,386	27,181,161
	Agriculture — 0.7%
203,000	Limoneira Co.	3,726,474	2,675,540
410,215	Various Securities	1,553,363	494,950
		5,279,837	3,170,490
	Automotive — 1.7%
87,000	Rush Enterprises Inc., Cl. B	1,125,755	4,168,170
114,660	Various Securities	947,125	3,338,628
		2,072,880	7,506,798
	Automotive: Parts and Accessories — 2.6%
355,000	Modine Manufacturing Co.†	4,436,327	4,593,700
650,078	Various Securities	6,855,462	6,942,380
		11,291,789	11,536,080
	Aviation: Parts and Services — 3.0%
180,540	Ducommun Inc.†	4,543,644	7,160,217
140,830	Kaman Corp.	3,744,242	3,933,382
265,896	Various Securities	3,230,221	2,132,844
		11,518,107	13,226,443
	Broadcasting — 1.5%
241,120	Gray Television Inc.	265,142	3,452,838
925,745	Various Securities	3,807,231	3,241,937
		4,072,373	6,694,775
	Building and Construction — 3.2%
93,500	Gibraltar Industries Inc.†	2,204,964	3,826,955
72,870	The Monarch Cement Co.	1,929,449	7,618,559
93,700	Various Securities	747,043	2,675,173
		4,881,456	14,120,687
	Business Services — 2.4%
36,900	Du-Art Film Laboratories Inc.†(a)	239,850	239,850
4,100	Du-Art Film Laboratories Inc.†(a)	26,650	26,650
261,000	PFSweb Inc.†	1,529,803	2,432,520
2,280,000	Trans-Lux Corp.†(b)	1,188,097	912,000
537,517	Various Securities	6,230,741	6,971,864
		9,215,141	10,582,884
	Communications — 0.4%
189,500	Various Securities	2,761,487	1,896,895

	Communications Equipment — 0.8%
153,000	Various Securities	2,362,807	3,426,660

	Computer Software and Services — 2.0%
1,236,821	Various Securities	5,492,354	8,839,415

	Consumer Products — 1.9%
400,000	Marine Products Corp.	2,815,473	3,384,000
3,588,595	Various Securities	5,400,783	4,949,297
		8,216,256	8,333,297
	Consumer Services — 0.3%
219,500	Various Securities	1,094,225	1,427,040

	Diversified Industrial — 12.0%
218,500	Burnham Holdings Inc., Cl. A(b)	3,387,468	2,845,962
38,500	Chase Corp.	648,455	3,217,445
185,500	Distribution Solutions Group Inc.†	2,541,763	5,225,535
297,840	Griffon Corp.	3,304,924	8,792,237
Shares		Cost	Market Value
753,870	Myers Industries Inc.	$12,085,164	$12,416,239
92,700	Steel Partners Holdings LP†	1,429,747	3,847,050
268,000	Tredegar Corp.	4,161,068	2,529,920
1,239,095	Various Securities	15,192,980	14,553,217
		42,751,569	53,427,605
	Educational Services — 0.1%
95,000	Various Securities	289,750	516,800

	Electronics — 6.2%
148,300	Bel Fuse Inc., Cl. A(b)	2,750,132	4,144,985
244,580	CTS Corp.	2,131,384	10,186,757
593,000	Schmitt Industries Inc.†(b)	1,341,444	1,227,510
93,000	Ultra Clean Holdings Inc.†	262,449	2,394,750
653,300	Various Securities	6,097,437	9,820,037
		12,582,846	27,774,039
	Energy and Utilities: Natural Gas — 0.5%
66,490	Various Securities	778,992	2,355,094

	Energy and Utilities: Services — 0.3%
333,500	Various Securities	1,275,019	1,579,472

	Energy and Utilities: Water — 2.3%
62,304	SJW Group	1,594,829	3,588,710
208,985	Various Securities	3,073,621	6,693,081
		4,668,450	10,281,791
	Entertainment — 0.5%
697,555	Various Securities	1,803,675	2,344,588

	Environmental Control — 0.9%
52,300	Casella Waste Systems Inc., Cl. A†	205,363	3,995,197
15,000	Various Securities	121,162	188,250
		326,525	4,183,447
	Equipment and Supplies — 5.2%
110,000	Federal Signal Corp.	654,129	4,105,200
298,000	The Eastern Co.	5,581,796	5,170,300
139,000	Titan Machinery Inc.†	2,034,146	3,928,140
788,966	Various Securities	9,555,898	9,869,602
		17,825,969	23,073,242
	Financial Services — 14.7%
81,800	Capital City Bank Group Inc.	1,996,750	2,544,798
1,110	Farmers & Merchants Bank of Long Beach	6,090,015	8,796,750
391,300	Flushing Financial Corp.	6,272,673	7,579,481
10	Guaranty Corp., Cl. A†(a)	137,500	55,000
62,500	KKR & Co. Inc.	7,419	2,687,500
285,000	Post Holdings Partnering Corp.†	2,852,850	2,831,475
75,010	Southern First Bancshares Inc.†	3,468,703	3,124,917
74,240	SouthState Corp.	3,537,895	5,873,869
1,747,301	Various Securities	23,632,057	32,208,644
		47,995,862	65,702,434
	Food and Beverage — 2.3%
1,636,160	Various Securities	12,673,677	10,414,603

	Health Care — 5.9%
241,660	Cutera Inc.†	3,809,505	11,019,696
212,000	Neogen Corp.†	306,519	2,961,640
1,286,383	Various Securities	8,231,550	12,377,533
		12,347,574	26,358,869
	Hotels and Gaming — 4.8%
1,217,119	Full House Resorts Inc.†	3,347,719	6,840,209
121,500	Golden Entertainment Inc.†	1,384,663	4,239,135
355,721	Inspired Entertainment Inc.†	2,238,036	3,141,016

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) — September 30, 2022

Shares		Cost	Market Value
	COMMON STOCKS* (Continued)
	Hotels and Gaming (Continued)
626,005	Various Securities	$6,177,151	$7,043,122
		13,147,569	21,263,482
	Machinery — 3.4%
219,000	Astec Industries Inc.	7,709,095	6,830,610
476,037	Gencor Industries Inc.†	3,080,659	4,289,093
18,020	The Middleby Corp.†	177,942	2,309,623
43,030	Various Securities	966,108	1,904,531
		11,933,804	15,333,857
	Manufactured Housing and Recreational Vehicles — 3.0%
23,740	Cavco Industries Inc.†	1,541,707	4,884,742
106,250	Nobility Homes Inc.	1,526,910	2,576,563
73,500	Skyline Champion Corp.†	487,055	3,885,945
38,700	Various Securities	365,514	2,059,227
		3,921,186	13,406,477
	Metals and Mining — 0.1%
436,000	Various Securities	476,573	378,326
	Paper and Forest Products — 0.1%
26,550	Various Securities	2,229,847	468,608
	Publishing — 0.9%
341,900	The E.W. Scripps Co., Cl. A†	1,694,756	3,853,213
27,900	Various Securities	544,812	382,176
		2,239,568	4,235,389
	Real Estate — 4.0%
201,166	Indus Realty Trust Inc., REIT	5,537,668	10,535,063
2,508	Royalty LLC†(a)	0	255
1,201,174	Various Securities	9,448,422	7,488,545
		14,986,090	18,023,863
	Restaurants — 3.3%
220,234	Nathan's Famous Inc.(b)	3,355,228	14,022,299
57,000	Various Securities	384,205	536,370
		3,739,433	14,558,669
	Retail — 1.4%
128,167	Village Super Market Inc., Cl. A	3,340,636	2,477,468
173,100	Various Securities	2,473,247	3,705,487
		5,813,883	6,182,955
	Specialty Chemicals — 1.4%
72,840	Hawkins Inc.	1,294,278	2,840,032
66,900	The General Chemical Group Inc.†(a)	6,021	0
432,304	Various Securities	3,639,014	3,442,100
		4,939,313	6,282,132
	Telecommunications — 0.5%
426,900	Various Securities	1,877,838	2,307,755
	Transportation — 0.0%
5,000	Various Securities	90,183	39,300
	TOTAL COMMON STOCKS	298,379,293	448,435,422

	PREFERRED STOCKS* — 0.3%
	Automotive: Parts and Accessories — 0.1%
18,300	Various Securities	50,138	374,840

	Financial Services — 0.2%
32,000	Various Securities	386,247	744,960

	TOTAL PREFERRED STOCKS	436,385	1,119,800
Shares		Cost	Market Value
	RIGHTS* — 0.1%
	Energy and Utilities: Services — 0.1%
85,500	Various Securities	$0	$301,815

	Health Care — 0.0%
8,000	Progenics Pharmaceuticals Inc., CVR†(a)	0	3,978
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	103,591	0
		103,591	3,978

	Metals and Mining — 0.0%
60,000	Various Securities	44,994	34,560

	TOTAL RIGHTS	148,585	340,353

	WARRANTS* — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(a)	0	652

	Computer Software and Services — 0.0%
9,000	Various Securities	12,907	360

	Diversified Industrial — 0.0%
47,000	Various Securities	32,110	12,681

	Energy and Utilities: Services — 0.0%
7,627	Various Securities	0	1,277

	Health Care — 0.0%
17,474	Various Securities	15,533	57,027

	Hotels and Gaming — 0.0%
3,667	Various Securities	19,204	2,676

	TOTAL WARRANTS	79,754	74,673

	TOTAL MISCELLANEOUS INVESTMENTS — 0.3%(c)	1,463,211	1,323,968

	TOTAL INVESTMENTS — 101.1%	$300,507,228	451,294,216

	Other Assets and Liabilities (Net) — (1.1)%		(4,830,223)

	NET ASSETS — 100.0%		$446,463,993

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, or affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or Level 3 securities, if any, as of September 30, 2022. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) — September 30, 2022

(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — September 30, 2022

Shares		Cost	Market Value
	COMMON STOCKS — 87.8%
	Aerospace — 0.4%
3,600	Hexcel Corp.	$109,475	$186,192

	Automotive — 2.0%
15,750	Rush Enterprises Inc., Cl. A	290,875	690,795
5,800	Winnebago Industries Inc.	142,855	308,618
		433,730	999,413
	Aviation: Parts and Services — 2.5%
34,800	AAR Corp.†	686,958	1,246,536

	Banking — 15.0%
10,633	Atlantic Union Bankshares Corp.	260,012	323,031
12,900	Banc of California Inc.	237,602	206,013
10,800	Columbia Banking System Inc.	320,715	312,012
52,100	First Foundation Inc.	919,475	945,094
15,000	Five Star Bancorp	300,000	425,400
6,800	Glacier Bancorp Inc.	138,682	334,084
28,150	OceanFirst Financial Corp.	556,544	524,716
26,000	Old National Bancorp	407,269	428,220
7,133	SouthState Corp.	427,437	564,363
7,700	Third Coast Bancshares Inc.†	180,622	131,747
4,440	TrustCo Bank Corp. NY	147,725	139,505
19,050	Umpqua Holdings Corp.	280,046	325,564
20,000	USCB Financial Holdings Inc.†	200,000	262,200
63,020	Valley National Bancorp	567,483	680,616
38,400	Veritex Holdings Inc.	902,517	1,021,056
14,000	Washington Federal Inc.	300,174	419,720
7,600	Washington Trust Bancorp Inc.	239,284	353,248
		6,385,587	7,396,589
	Broadcasting — 1.1%
8,600	Chicken Soup For The Soul Entertainment Inc.†	87,638	59,168
34,700	IMAX Corp.†	558,776	489,964
		646,414	549,132
	Building and Construction — 3.5%
26,000	Babcock & Wilcox Enterprises Inc.†	169,832	165,880
5,500	EMCOR Group Inc.	262,514	635,140
7,300	MYR Group Inc.†	130,968	618,529
6,000	Skyline Champion Corp.†	301,026	317,220
		864,340	1,736,769
	Business Services — 4.9%
20,400	ABM Industries Inc.	642,914	779,892
9,300	Deluxe Corp.	225,764	154,845
3,150	FTI Consulting Inc.†	108,347	521,987
13,900	Heidrick & Struggles International Inc.	337,013	361,261
7,200	McGrath RentCorp.	272,468	603,792
		1,586,506	2,421,777
	Communications — 0.5%
6,200	ATN International Inc.	290,293	239,134

	Communications Equipment — 2.3%
23,400	Extreme Networks Inc.†	127,529	305,838
100,000	Infinera Corp.†	643,257	484,000
Shares		Cost	Market Value

5,100	Lumentum Holdings Inc.†	$373,430	$349,707
		1,144,216	1,139,545
	Computer Software and Services — 6.2%
44,200	NetScout Systems Inc.†	1,018,532	1,384,344
50,000	Paya Holdings Inc.†	321,890	305,500
16,300	Progress Software Corp.	398,949	693,565
6,900	Teradata Corp.†	146,757	214,314
37,500	Unisys Corp.†	324,293	283,125
44,000	Vimeo Inc.†	214,174	176,000
		2,424,595	3,056,848
	Consumer Products — 2.4%
73,100	KAR Auction Services Inc.†	1,135,929	816,527
3,800	Oxford Industries Inc.	209,232	341,164
		1,345,161	1,157,691
	Diversified Industrial — 3.5%
2,600	Albany International Corp., Cl. A	135,217	204,958
7,600	Apogee Enterprises Inc.	207,346	290,472
30,300	Enerpac Tool Group Corp.	583,991	540,249
9,500	Kennametal Inc.	269,519	195,510
9,800	Luxfer Holdings plc	126,608	142,100
12,900	Textainer Group Holdings Ltd.	95,172	346,494
		1,417,853	1,719,783
	Electronics — 4.4%
14,300	Advanced Energy Industries Inc.	733,993	1,106,963
6,300	Comtech Telecommunications Corp.	94,831	63,063
10,000	FARO Technologies Inc.†	343,471	274,400
55,500	TTM Technologies Inc.†	700,182	731,490
		1,872,477	2,175,916
	Energy and Utilities — 8.0%
31,100	ChampionX Corp.	533,511	608,627
10,100	Diamondback Energy Inc.	282,483	1,216,646
8,600	Dril-Quip Inc.†	229,935	167,872
32,700	Magnolia Oil & Gas Corp., Cl. A	316,481	647,787
28,900	Oceaneering International Inc.†	134,614	230,044
91,700	Patterson-UTI Energy Inc.	305,767	1,071,056
		1,802,791	3,942,032
	Environmental Control — 1.0%
15,300	Evoqua Water Technologies Corp.†	146,240	505,971

	Equipment and Supplies — 1.3%
27,100	Flowserve Corp.	895,350	658,530

	Financial Services — 4.6%
8,800	Brown & Brown Inc.	150,642	532,224
6,178	Citizens Financial Group Inc.	218,552	212,276
6,000	Horace Mann Educators Corp.	203,747	211,740
4,700	Mercury General Corp.	183,369	133,574
6,400	ProAssurance Corp.	180,289	124,864
9,750	Stifel Financial Corp.	262,650	506,122
12,000	Univest Financial Corp.	329,683	281,760

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — September 30, 2022

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
5,743	Webster Financial Corp.	$176,978	$259,584
		1,705,910	2,262,144
	Health Care — 6.2%
4,100	AMN Healthcare Services Inc.†	193,504	434,436
4,400	Haemonetics Corp.†	304,712	325,732
2,780	ICU Medical Inc.†	301,803	418,668
5,850	Omnicell Inc.†	153,889	509,125
41,600	Patterson Cos. Inc.	813,264	999,232
11,000	Supernus Pharmaceuticals Inc.†	275,953	372,350
		2,043,125	3,059,543
	Machinery — 1.2%
57,700	Mueller Water Products Inc., Cl. A	647,082	592,579

	Materials — 0.5%
8,700	Avient Corp.	276,887	263,610

	Real Estate — 1.1%
10,000	Alpine Income Property Trust Inc., REIT	176,768	162,200
22,100	CareTrust REIT Inc.	440,946	400,231
		617,714	562,431
	Retail — 3.7%
34,750	American Eagle Outfitters Inc.	424,778	338,117
54,000	Ethan Allen Interiors Inc.	930,386	1,141,560
5,800	The Hain Celestial Group Inc.†	106,135	97,904
12,200	Urban Outfitters Inc.†	262,406	239,730
		1,723,705	1,817,311
	Semiconductors — 9.0%
20,000	Cohu Inc.†	596,728	515,600
11,195	Entegris Inc.	257,994	929,409
16,900	FormFactor Inc.†	210,933	423,345
9,100	Marvell Technology Inc.	137,156	390,481
7,700	MKS Instruments Inc.	900,839	636,328
31,500	nLight Inc.†	358,014	297,675
19,400	Onto Innovation Inc.†	613,695	1,242,570
		3,075,359	4,435,408
	Specialty Chemicals — 1.4%
8,100	Darling Ingredients Inc.†	162,009	535,815
2,700	Minerals Technologies Inc.	85,384	133,407
		247,393	669,222
	Transportation — 1.1%
22,300	The Greenbrier Companies Inc.	538,195	541,221

	TOTAL COMMON STOCKS	32,927,356	43,335,327
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 11.9%
$5,941,000	U.S. Treasury Bills, 2.516% to 3.271%††, 11/10/22 to 12/29/22	$5,910,001	$5,910,439

	TOTAL INVESTMENTS — 99.7%	$38,837,357	49,245,766

	Other Assets and Liabilities (Net) — 0.3%		126,082

	NET ASSETS — 100.0%		$49,371,848

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — September 30, 2022

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 87.6%
	Airlines — 2.9%
$1,000,000	Southwest Airlines Co., 1.250%, 05/01/25	$1,081,999	$1,145,250

	Business Services — 6.7%
1,000,000	Kaleyra Inc., 6.125%, 06/01/26(a)	1,005,232	797,959
1,000,000	Perficient Inc., 0.125%, 11/15/26(a)	947,643	745,000
565,000	Shift4 Payments Inc., Zero Coupon, 12/15/25	627,723	501,437
800,000	TechTarget Inc., Zero Coupon, 12/15/26(a)	779,545	621,995
		3,360,143	2,666,391
	Cable and Satellite — 1.4%

700,000	DISH Network Corp., Zero Coupon, 12/15/25	469,165	462,700
100,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27(a)	100,000	93,050
		569,165	555,750
	Communications Equipment — 4.4%
500,000	InterDigital Inc., 3.500%, 06/01/27(a)	511,691	437,000
500,000	Lumentum Holdings Inc. 0.500%, 12/15/26	516,761	468,750
554,000	0.500%, 06/15/28(a)	554,000	444,308
500,000	Radius Global Infrastructure Inc., 2.500%, 09/15/26(a)	500,000	406,200
		2,082,452	1,756,258
	Computer Software and Services — 25.0%
300,000	Akamai Technologies Inc., 0.375%, 09/01/27	299,009	280,650
700,000	Bandwidth Inc., 0.250%, 03/01/26	654,534	456,400
350,000	Blackline Inc., 0.125%, 08/01/24	350,404	363,790
780,000	Cardlytics Inc., 1.000%, 09/15/25	811,497	461,370
500,000	Dropbox Inc., Zero Coupon, 03/01/28	539,328	427,500
700,000	Edgio Inc., 3.500%, 08/01/25	662,861	632,800
360,000	fuboTV Inc., 3.250%, 02/15/26	330,406	174,780
1,250,000	i3 Verticals LLC, 1.000%, 02/15/25	1,223,699	1,077,344
750,000	Match Group Financeco 3 Inc., 2.000%, 01/15/30(a)	751,412	661,875
300,000	MercadoLibre Inc., 2.000%, 08/15/28	294,376	592,050
205,000	Nice Systems Inc., 1.250%, 01/15/24	208,207	462,531
1,000,000	PAR Technology Corp., 2.875%, 04/15/26	922,802	993,000
860,000	Progress Software Corp., 1.000%, 04/15/26	859,466	810,980
465,000	PROS Holdings Inc., 2.250%, 09/15/27	465,000	409,897
Principal Amount		Cost	Market Value
$925,000	Verint Systems Inc., 0.250%, 04/15/26	$924,923	$771,913
1,056,000	Veritone Inc., 1.750%, 11/15/26(a)	1,029,185	636,768
600,000	Workiva Inc., 1.125%, 08/15/26	571,338	705,900
		10,898,447	9,919,548
	Consumer Services — 9.6%
1,100,000	2U Inc., 2.250%, 05/01/25	1,040,054	754,901
365,000	National Vision Holdings Inc., 2.500%, 05/15/25	367,628	453,074
250,000	NCL Corp. Ltd. 5.375%, 08/01/25	253,525	246,625
223,000	1.125%, 02/15/27(a)	223,000	140,774
600,000	Royal Caribbean Cruises Ltd., 6.000%, 08/15/25(a)	609,994	635,100
1,100,000	Stride Inc., 1.125%, 09/01/27	1,000,618	1,121,450
360,000	Topgolf Callaway Brands Corp., 2.750%, 05/01/26	369,336	466,200
		3,864,155	3,818,124
	Diversified Industrial — 4.6%
485,000	Bloom Energy Corp., 2.500%, 08/15/25	508,536	676,817
300,000	Chart Industries Inc., 1.000%, 11/15/24(a)	285,355	944,340
165,000	Xometry Inc., 1.000%, 02/01/27(a)	165,000	196,334
		958,891	1,817,491
	Energy and Utilities: Integrated — 4.3%
1,128,000	Array Technologies Inc., 1.000%, 12/01/28(a)	1,054,039	1,006,198
375,000	Ormat Technologies Inc., 2.500%, 07/15/27(a)	375,000	431,625
300,000	Sunnova Energy International Inc., 2.625%, 02/15/28(a)	305,389	268,200
		1,734,428	1,706,023
	Financial Services — 4.3%
385,000	Digitalbridge Operating Co. LLC, 5.750%, 07/15/25	454,264	584,468
250,000	LendingTree Inc., 0.500%, 07/15/25	183,955	179,475
750,000	SoFi Technologies Inc., Zero Coupon, 10/15/26(a)	537,232	513,357
750,000	Upstart Holdings Inc., 0.250%, 08/15/26	492,147	417,656
		1,667,598	1,694,956
	Food and Beverage — 0.5%
200,000	Post Holdings Inc., 2.500%, 08/15/27(a)	200,000	198,500

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — September 30, 2022

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care — 11.1%
$255,000	Coherus Biosciences Inc., 1.500%, 04/15/26	$256,350	$201,769
350,000	CONMED Corp., 2.625%, 02/01/24	354,433	385,350
300,000	Cutera Inc. 2.250%, 03/15/26	300,000	462,734
250,000	2.250%, 06/01/28(a)	250,000	273,000
500,000	Exact Sciences Corp., 0.375%, 03/01/28	424,165	318,750
400,000	Halozyme Therapeutics Inc., 1.000%, 08/15/28(a)	409,435	375,500
1,000,000	Insulet Corp., 0.375%, 09/01/26	1,006,520	1,183,500
365,000	Invacare Corp., 4.250%, 03/15/26	365,000	170,871
400,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	398,319	357,840
490,000	PetIQ Inc., 4.000%, 06/01/26	490,000	402,290
255,000	Sarepta Therapeutics Inc., 1.250%, 09/15/27(a)	255,422	263,798
		4,509,644	4,395,402

	Materials — 0.2%
110,000	Danimer Scientific Inc., 3.250%, 12/15/26(a)	110,000	58,300

	Real Estate Investment Trusts — 1.8%
200,000	Pebblebrook Hotel Trust, 1.750%, 12/15/26	206,570	171,600
250,000	Redwood Trust Inc., 7.750%, 06/15/27(a)	250,000	201,802
385,000	Summit Hotel Properties Inc., 1.500%, 02/15/26	390,105	321,090
		846,675	694,492
	Security Software — 4.8%
680,000	Nice Ltd., Zero Coupon, 09/15/25	686,552	630,020
365,000	Varonis Systems Inc., 1.250%, 08/15/25	367,364	404,968
675,000	Zscaler Inc., 0.125%, 07/01/25	681,149	862,987
		1,735,065	1,897,975
	Semiconductors — 4.0%
1,000,000	Impinj Inc., 1.125%, 05/15/27(a)	1,026,455	990,269
579,000	Wolfspeed Inc., 0.250%, 02/15/28(a)	598,772	608,529
		1,625,227	1,598,798
	Telecommunications — 2.0%
	Infinera Corp.
750,000	2.500%, 03/01/27	724,004	687,913
100,000	3.750%, 08/01/28(a)	100,000	99,350
		824,004	787,263

	TOTAL CONVERTIBLE CORPORATE BONDS	36,067,893	34,710,521
Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES(b) — 8.0%
	Automotive: Parts and Accessories — 2.1%
8,875	Aptiv plc, Ser. A, 5.500%, 06/15/23	$889,711	$844,900

	Energy and Utilities: Integrated — 0.6%
5,000	NextEra Energy Inc., 6.926%, 09/01/25	234,676	230,000

	Energy and Utilities: Services — 0.8%
6,745	Spire Inc., Ser. A, 7.500%, 03/01/24	353,245	316,241

	Financial Services — 2.8%
980	2020 Cash Mandatory Exchangeable Trust, 5.250%, 06/01/23(a)(c)	1,022,450	1,104,852

	Health Care — 1.7%
500	Danaher Corp., Ser. B, 5.000%, 04/15/23	652,473	673,745

	TOTAL MANDATORY CONVERTIBLE SECURITIES	3,152,555	3,169,738
Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.3%
$1,695,000	U.S. Treasury Bill, 3.242%†, 12/29/22	1,681,524	1,681,906

	TOTAL INVESTMENTS — 99.9%	$40,901,972	39,562,165
	Other Assets and Liabilities (Net) — 0.1%		58,002
	NET ASSETS — 100.0%		$39,620,167

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	At September 30, 2022, the Fund held an investment in a restricted and illiquid security amounting to $1,104,852 or 2.79% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	09/30/22 Carrying Value Per Share
980	2020 Cash Mandatory Exchangeable Trust, 5.250%, 06/01/23	06/24/20 -09/30/20	$1,022,450	$1,127.4000

†	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — September 30, 2022

Shares		Cost	Market Value
	COMMON STOCKS — 98.1%
	Aerospace — 2.2%
4,590	L3Harris Technologies Inc.	$926,753	$953,940

	Banking — 4.1%
37,839	Bank of America Corp.	1,159,010	1,142,738
9,625	Western Alliance Bancorp	901,737	632,747
		2,060,747	1,775,485
	Business Services — 2.1%
5,089	Visa Inc., Cl. A	1,043,966	904,061

	Computer Software and Services — 8.9%
8,563	Alphabet Inc., Cl. A†	850,973	819,051
3,696	CACI International Inc., Cl. A†	1,101,352	964,878
5,507	Meta Platforms Inc., Cl. A†	968,293	747,190
5,799	Microsoft Corp.	1,073,015	1,350,587
		3,993,633	3,881,706
	Diversified Industrial — 6.8%
9,740	Eaton Corp. plc	1,103,713	1,298,927
15,191	Fortive Corp.	1,034,466	885,635
4,858	Honeywell International Inc.	814,646	811,140
		2,952,825	2,995,702
	Electronics — 2.5%
17,717	Microchip Technology Inc.	1,309,713	1,081,268

	Energy and Energy Services — 2.9%
7,149	EOG Resources Inc.	552,820	798,758
4,516	Valero Energy Corp.	369,849	482,534
		922,669	1,281,292
	Energy: Integrated — 6.1%
7,213	DTE Energy Co.	758,029	829,856
13,201	NextEra Energy Inc.	420,610	1,035,090
9,160	WEC Energy Group Inc.	972,125	819,179
		2,150,764	2,684,125
	Energy: Oil — 4.9%
6,039	Chevron Corp.	663,668	867,623
8,317	ConocoPhillips	479,033	851,162
7,062	Devon Energy Corp.	521,134	424,638
		1,663,835	2,143,423
	Equipment and Supplies — 3.1%
5,276	Danaher Corp.	1,424,584	1,362,738

	Financial Services — 14.8%
17,524	American International Group Inc.	667,134	832,039
3,480	Berkshire Hathaway Inc., Cl. B†	948,573	929,230
8,372	Blackstone Inc.	1,168,527	700,736
10,454	JPMorgan Chase & Co.	1,214,541	1,092,443
12,147	The Charles Schwab Corp.	574,429	873,005
4,233	The Goldman Sachs Group Inc.	1,348,774	1,240,481
5,451	The PNC Financial Services Group Inc.	1,046,000	814,488
		6,967,978	6,482,422
	Food and Beverage — 4.3%
11,216	McCormick & Co. Inc., Non-Voting	1,109,080	799,364
6,691	PepsiCo Inc.	637,385	1,092,373
		1,746,465	1,891,737
Shares		Cost	Market Value
	Health Care — 12.5%
5,466	Becton, Dickinson and Co.	$1,057,633	$1,217,989
14,895	Gilead Sciences Inc.	1,031,903	918,873
9,749	Johnson & Johnson	1,583,950	1,592,597
1,642	McKesson Corp.	319,405	558,066
2,376	UnitedHealth Group Inc.	671,391	1,199,975
		4,664,282	5,487,500
	Real Estate — 4.5%
5,579	Alexandria Real Estate Equities Inc., REIT	1,132,255	782,120
7,611	Prologis Inc., REIT	818,431	773,277
14,582	VICI Properties Inc., REIT	414,706	435,273
		2,365,392	1,990,670
	Retail — 11.2%
9,262	CVS Health Corp.	543,800	883,317
4,344	Dollar General Corp.	935,264	1,041,952
1,657	O’Reilly Automotive Inc.†	1,104,818	1,165,451
3,022	The Home Depot Inc.	455,934	833,891
7,669	Walmart Inc.	1,037,753	994,669
		4,077,569	4,919,280
	Semiconductors — 1.8%
1,852	ASML Holding NV	997,273	769,228

	Telecommunications — 3.0%
86,346	AT&T Inc.	1,636,098	1,324,548

	Transportation — 2.4%
5,354	Union Pacific Corp.	553,186	1,043,066

	TOTAL COMMON STOCKS	41,457,732	42,972,191

	SHORT TERM INVESTMENT — 2.0%
	Other Investment Companies — 2.0%
871,033	Dreyfus Treasury Securities Cash Management, 2.460%*	871,033	871,033

	TOTAL INVESTMENTS — 100.1%	$42,328,765	43,843,224
	Other Assets and Liabilities (Net) — (0.1)%		(54,912)
	NET ASSETS — 100.0%		$43,788,312

*	1 day yield as of September 30, 2022.

†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — September 30, 2022

Shares		Cost	Market Value
	COMMON STOCKS — 64.8%
	Aerospace — 1.2%
2,389	L3Harris Technologies Inc.	$488,376	$496,506

	Automotive: Parts and Accessories — 1.7%
973	O’Reilly Automotive Inc.†	469,766	684,360

	Banking — 2.6%
22,688	Bank of America Corp.	849,404	685,177
5,682	Western Alliance Bancorp	526,268	373,535
		1,375,672	1,058,712
	Business Services — 1.3%
2,921	Visa Inc., Cl. A	601,578	518,916

	Computer Software and Services — 7.9%
1,629	Accenture plc, Cl. A	383,539	419,142
4,924	Alphabet Inc., Cl. A†	503,222	470,981
2,225	CACI International Inc., Cl. A†	658,512	580,858
3,510	Cadence Design Systems Inc.†	421,023	573,639
3,168	Meta Platforms Inc., Cl. A†	764,369	429,834
3,240	Microsoft Corp.	470,460	754,596
		3,201,125	3,229,050
	Consumer Services — 1.7%
6,109	Amazon.com Inc.†	1,005,051	690,317

	Diversified Industrial — 3.8%
5,748	Eaton Corp. plc	759,882	766,553
8,713	Fortive Corp.	592,936	507,968
1,710	Honeywell International Inc.	298,975	285,519
		1,651,793	1,560,040
	Electronics — 2.6%
10,708	Microchip Technology Inc.	791,965	653,509
1,174	Monolithic Power Systems Inc.	381,776	426,632
		1,173,741	1,080,141
	Energy and Energy Services — 2.0%
2,833	EOG Resources Inc.	202,792	316,531
4,553	Valero Energy Corp.	380,661	486,488
		583,453	803,019
	Energy: Integrated — 2.7%
2,739	DTE Energy Co.	287,588	315,122
3,953	NextEra Energy Inc.	139,194	309,955
5,324	WEC Energy Group Inc.	565,081	476,125
		991,863	1,101,202
	Energy: Oil — 2.6%
3,373	Chevron Corp.	384,340	484,599
3,369	ConocoPhillips	220,937	344,783
4,101	Devon Energy Corp.	301,729	246,593
		907,006	1,075,975
	Equipment and Supplies — 3.2%
7,571	Amphenol Corp., Cl. A	437,860	506,954
3,033	Danaher Corp.	818,884	783,394
		1,256,744	1,290,348
	Financial Services — 9.1%
9,808	American International Group Inc.	383,129	465,684
1,901	Berkshire Hathaway Inc., Cl. B†	517,716	507,605
4,935	Blackstone Inc.	676,190	413,060
Shares		Cost	Market Value
5,695	JPMorgan Chase & Co.	$661,642	$595,127
7,278	The Charles Schwab Corp.	414,678	523,070
2,541	The Goldman Sachs Group Inc.	811,810	744,640
3,159	The PNC Financial Services Group Inc.	599,809	472,018
		4,064,974	3,721,204
	Food and Beverage — 2.0%
6,762	McCormick & Co. Inc., Non-Voting	666,218	481,927
2,076	PepsiCo Inc.	227,085	338,928
		893,303	820,855
	Health Care — 7.2%
3,140	Becton, Dickinson and Co.	647,541	699,686
8,119	Gilead Sciences Inc.	558,962	500,861
4,653	Johnson & Johnson	766,913	760,114
977	McKesson Corp.	200,337	332,053
1,299	UnitedHealth Group Inc.	348,894	656,047
		2,522,647	2,948,761
	Real Estate — 2.8%
3,266	Alexandria Real Estate Equities Inc., REIT	655,596	457,861
4,382	Prologis Inc., REIT	497,858	445,211
8,438	VICI Properties Inc., REIT	242,971	251,874
		1,396,425	1,154,946
	Retail — 5.3%
6,626	CVS Health Corp.	393,477	631,922
2,193	Dollar General Corp.	480,144	526,013
1,629	The Home Depot Inc.	269,929	449,506
4,419	Walmart Inc.	602,882	573,144
		1,746,432	2,180,585
	Semiconductors — 1.7%
1,074	ASML Holding NV	576,773	446,086
1,986	NVIDIA Corp.	282,763	241,080
		859,536	687,166
	Telecommunications — 1.8%
47,191	AT&T Inc.	893,684	723,910

	Transportation — 1.6%
3,391	Union Pacific Corp.	398,637	660,635

	TOTAL COMMON STOCKS	26,481,806	26,486,648

	MANDATORY CONVERTIBLE SECURITIES(a) — 1.3%
	Health Care — 1.3%
5,090	Boston Scientific Corp., Ser. A,
	5.500%, 06/01/23	570,285	515,210

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — September 30, 2022

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 24.7%
	Aerospace — 0.6%
$255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
	4.450%, 10/01/25	$270,242	$240,997

	Banking — 1.7%
750,000	Fifth Third Bancorp,
	2.375%, 01/28/25	749,904	701,455

	Diversified Industrial — 1.5%
510,000	Cabot Corp.,
	4.000%, 07/01/29	508,919	445,061
191,000	Jabil Inc.,
	1.700%, 04/15/26	191,280	166,214
		700,199	611,275

	Energy and Energy Services — 1.0%
235,000	Energy Transfer LP,
	6.250%, 04/15/49	274,423	211,154
260,000	Plains All American Pipeline LP / PAA Finance Corp.,
	3.800%, 09/15/30	272,199	218,207
		546,622	429,361

	Energy: Oil — 1.9%
55,000	Diamondback Energy Inc.,
	3.125%, 03/24/31	54,837	44,675
275,000	MPLX LP,
	2.650%, 08/15/30	274,048	215,756
395,000	Petroleos Mexicanos,
	6.700%, 02/16/32	397,405	278,880
259,000	Piedmont Natural Gas Co. Inc.,
	5.050%, 05/15/52	257,508	227,861
		983,798	767,172

	Financial Services — 6.2%
138,000	American Honda Finance Corp., MTN,
	1.000%, 09/10/25	137,996	123,736
500,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.21%),
	2.572%, 10/20/32(b)	485,486	382,781
500,000	Bank of Montreal, MTN,
	2.650%, 03/08/27	489,852	446,638
140,000	Berkshire Hathaway Finance Corp.,
	2.850%, 10/15/50	139,893	90,282
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	602,032	587,829
500,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.28%),
	3.070%, 02/24/28(b)	493,410	445,858
405,000	Owl Rock Capital Corp.,
	3.400%, 07/15/26	404,688	348,088
118,000	Schlumberger Finance Canada Ltd.,
	1.400%, 09/17/25	118,172	107,223
		2,871,529	2,532,435
Principal Amount		Cost	Market Value
	Food and Beverage — 0.6%
$380,000	The J.M. Smucker Co.,
	3.550%, 03/15/50	$387,024	$256,554

	Health Care — 3.1%
600,000	Aetna Inc.,
	3.500%, 11/15/24	600,251	583,762
750,000	Amgen Inc.,
	2.200%, 02/21/27	756,254	667,306
		1,356,505	1,251,068

	Hotels and Gaming — 0.5%
235,000	Marriott International Inc.,
	4.625%, 06/15/30	267,293	212,651

	Real Estate — 1.7%
400,000	Boston Properties LP,
	2.450%, 10/01/33	369,358	282,112
150,000	Brixmor Operating
	Partnership LP,
	2.250%, 04/01/28	149,829	121,383
265,000	Realty Income Corp.,
	2.850%, 12/15/32	276,871	212,446
113,000	Vornado Realty LP,
	3.400%, 06/01/31	113,169	86,598
		909,227	702,539

	Retail — 2.4%
151,000	7-Eleven Inc.,
	0.950%, 02/10/26	150,757	130,435
200,000	AutoZone Inc.,
	1.650%, 01/15/31	198,157	148,770
800,000	CVS Health Corp.,
	3.250%, 08/15/29	809,387	700,570
		1,158,301	979,775

	Semiconductors — 1.1%
235,000	Broadcom Inc.,
	4.150%, 11/15/30	266,402	203,663
275,000	NXP BV / NXP Funding LLC / NXP USA Inc.,
	5.000%, 01/15/33	273,955	247,209
		540,357	450,872

	Telecommunications — 0.4%
270,000	Charter Communications Operating LLC / Charter Communications Operating Capital Corp.,
	3.700%, 04/01/51	277,582	164,352

	Transportation — 2.0%
875,000	AP Moller - Maersk A/S,
	4.500%, 06/20/29	871,144	801,642

	TOTAL CORPORATE BONDS	11,889,727	10,102,148

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — September 30, 2022

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 1.2%
	Computer Software and Services — 0.7%
$350,000	Splunk Inc.,
	1.125%, 06/15/27	$374,104	$277,122

	Health Care — 0.5%
325,000	Exact Sciences Corp.,
	0.375%, 03/15/27	371,064	226,476

	TOTAL CONVERTIBLE CORPORATE BONDS	745,168	503,598

	U.S. GOVERNMENT OBLIGATIONS — 7.6%
	U.S. Treasury Bonds — 3.7%
450,000	2.500%, 02/15/45	409,067	343,758
700,000	2.500%, 05/15/46	700,180	531,809
350,000	2.250%, 08/15/46	368,808	252,615
350,000	1.875%, 02/15/51	320,048	231,875
205,000	2.250%, 02/15/52	175,338	148,977
		1,973,441	1,509,034
	U.S. Treasury Notes — 3.9%
900,000	0.750%, 05/31/26	898,367	795,270
125,000	1.250%, 12/31/26	123,567	111,113
330,000	2.250%, 11/15/27	319,000	302,247
159,000	2.625%, 02/15/29	161,947	146,609
255,000	2.750%, 08/15/32	249,872	233,086
		1,752,753	1,588,325

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,726,194	3,097,359

Shares
	SHORT TERM INVESTMENT — 0.3%
	Other Investment Companies — 0.3%
136,908	Dreyfus Treasury Securities Cash Management, 2.460%*	136,908	136,908

	TOTAL INVESTMENTS — 99.9%	$43,550,088	40,841,871
	Other Assets and Liabilities (Net) — 0.1%		48,245
	NET ASSETS — 100.0%		$40,890,116

†	Non-income producing security.

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2022.
*	1 day yield as of September 30, 2022.

MTN	Medium Term Note
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

September 30, 2022

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (Cost $288,484,859, $38,837,357, and 40,901,972, respectively)	$428,141,460	$49,245,766	$39,562,165
Investments in affiliates, at value (Cost $12,022,369)	23,152,756	—	—
Cash	—	57,842	17,259
Receivable for Fund shares sold	223,817	88,891	82,794
Receivable for investments sold	588,024	—	—
Receivable from Adviser	—	35,165	1,456
Dividends and interest receivable	384,313	29,469	161,256
Prepaid expenses	31,768	24,565	28,639
Total Assets	452,522,138	49,481,698	39,853,569
Liabilities:
Payable to bank	3,905,536	—	—
Payable for Fund shares redeemed	1,497,145	2	142,089
Payable for investment advisory fees	388,845	42,959	35,272
Payable for distribution fees	57,834	4,482	4,594
Payable for accounting fees	7,500	7,500	—
Payable for legal and audit fees	49,632	34,343	26,122
Payable for shareholder communications expenses	73,261	8,262	11,158
Other accrued expenses	78,392	12,302	14,167
Total Liabilities	6,058,145	109,850	233,402
Net Assets	$446,463,993	$49,371,848	$39,620,167
Net Assets Consist of:
Paid-in capital	$243,529,400	$38,076,326	$37,763,793
Total distributable earnings	202,934,593	11,295,522	1,856,374
Net Assets	$446,463,993	$49,371,848	$39,620,167
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$84,906,244	$7,299,856	$4,065,389
Shares of beneficial interest outstanding	4,094,421	351,922	324,162
Net Asset Value, offering, and redemption price per share	$20.74	$20.74	$12.54
Class A:
Net assets	$71,819,408	$5,820,234	$3,419,161
Shares of beneficial interest outstanding	3,685,510	299,204	262,216
Net Asset Value and redemption price per share	$19.49	$19.45	$13.04
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$20.30	$20.26	$13.58
Class C:
Net assets	$25,567,143	$1,930,993	$3,296,696
Shares of beneficial interest outstanding	1,631,490	122,793	234,796
Net Asset Value and offering price per share (a)	$15.67	$15.73	$14.04
Class I:
Net assets	$264,171,198	$34,320,765	$28,838,921
Shares of beneficial interest outstanding	12,214,441	1,579,016	2,291,086
Net Asset Value, offering, and redemption price per share	$21.63	$21.74	$12.59

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

September 30, 2022

	Equity	Balanced
	Fund	Fund
Assets:
Investments, at value (Cost $42,328,765 and $43,550,088, respectively)	$43,843,224	$40,841,871
Receivable for Fund shares sold	833	1,139
Dividends and interest receivable	34,615	144,919
Prepaid expenses	22,341	24,317
Total Assets	43,901,013	41,012,246
Liabilities:
Payable for Fund shares redeemed	13,440	36,650
Payable for investment advisory fees	39,131	26,995
Payable for distribution fees	9,248	8,617
Payable for legal and audit fees	26,590	26,560
Payable for shareholder communications expenses	10,351	9,307
Other accrued expenses	13,941	14,001
Total Liabilities	112,701	122,130
Net Assets	$43,788,312	$40,890,116
Net Assets Consist of:
Paid-in capital	$38,867,505	$41,020,532
Total distributable earnings/(accumulated loss)	4,920,807	(130,416)
Net Assets	$43,788,312	$40,890,116
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$41,068,273	$31,492,205
Shares of beneficial interest outstanding	3,996,165	3,424,224
Net Asset Value, offering, and redemption price per share	$10.28	$9.20
Class A:
Net assets	$788,515	$5,701,635
Shares of beneficial interest outstanding	76,779	614,436
Net Asset Value and redemption price per share	$10.27	$9.28
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$10.70	$9.67
Class C:
Net assets	$24,836	$491,323
Shares of beneficial interest outstanding	2,697	52,120
Net Asset Value and offering price per share (a)	$9.21	$9.43
Class I:
Net assets	$1,906,688	$3,204,953
Shares of beneficial interest outstanding	186,396	349,215
Net Asset Value, offering, and redemption price per share	$10.23	$9.18

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Year Ended September 30, 2022

			Convertible
	Mighty	SmallCap	Securities
	Mites Fund	Equity Fund	Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $52,419, $0, and $0, respectively)	$10,809,213	$794,653	$332,531
Dividends - affiliated	610,042	—	—
Interest	15,690	31,353	419,538
Total Investment Income	11,434,945	826,006	752,069
Expenses:
Investment advisory fees	6,030,550	554,973	581,607
Distribution fees - Class AAA	277,127	22,607	13,211
Distribution fees - Class A	226,925	15,432	11,108
Distribution fees - Class C	375,347	21,595	45,501
Accounting fees	45,000	45,000	26,250
Custodian fees	85,544	12,575	15,917
Legal and audit fees	91,074	38,208	30,467
Registration expenses	65,289	53,173	57,288
Shareholder communications expenses	188,058	27,997	31,641
Shareholder services fees	480,117	18,968	25,401
Trustees’ fees	107,703	9,725	10,547
Interest expense	489	75	919
Miscellaneous expenses	41,835	13,508	15,481
Total Expenses	8,015,058	833,836	865,338
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(217,384)	(271,186)
Custodian fee credits	(616)	(22)	(1)
Advisory fee reduction on unsupervised assets (See Note 3)	(154,715)	—	—
Expenses paid indirectly by broker (See Note 6)	(6,000)	(1,748)	(528)
Total Reimbursements, Waivers, Reductions, and Credits	(161,331)	(219,154)	(271,715)
Net Expenses	7,853,727	614,682	593,623
Net Investment Income	3,581,218	211,324	158,446
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	62,702,134	862,602	4,148,819
Net realized gain on investments - affiliated	10,568	—	—
Net realized loss on foreign currency transactions	(3,647)	—	—
Net realized gain on investments and foreign currency transactions	62,709,055	862,602	4,148,819
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(191,281,648)	(9,548,343)	(19,338,974)
on investments - affiliated	1,094,695	—	—
on foreign currency translations	(4,732)	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(190,191,685)	(9,548,343)	(19,338,974)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(127,482,630)	(8,685,741)	(15,190,155)
Net Decrease in Net Assets Resulting from Operations	$(123,901,412)	$(8,474,417)	$(15,031,709)

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Year Ended September 30, 2022

	Equity	Balanced
	Fund	Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $809 and $448, respectively)	$1,013,974	$569,944
Interest	4,232	463,657
Total Investment Income	1,018,206	1,033,601
Expenses:
Investment advisory fees	524,445	371,997
Distribution fees - Class AAA	121,053	93,486
Distribution fees - Class A	2,281	18,614
Distribution fees - Class C	307	8,701
Accounting fees	30,000	26,250
Custodian fees	12,926	16,623
Legal and audit fees	30,256	30,074
Registration expenses	54,477	54,783
Shareholder communications expenses	30,512	27,925
Shareholder services fees	27,298	26,183
Trustees’ fees	9,245	8,780
Miscellaneous expenses	13,591	13,455
Total Expenses	856,391	696,871
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—
Advisory fee reduction on unsupervised assets (See Note 3)	—	—
Expenses paid indirectly by broker (See Note 6)	(1,757)	(1,752)
Total Reimbursements, Waivers, Reductions, and Credits	(1,757)	(1,752)
Net Expenses	854,634	695,119
Net Investment Income	163,572	338,482
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	3,254,320	2,687,251
Net realized gain on investments - affiliated	—	—
Net realized gain on foreign currency transactions	—	—
Net realized gain on investments and foreign currency transactions	3,254,320	2,687,251
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(7,405,186)	(9,466,909)
on investments - affiliated	—	—
on foreign currency translations	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(7,405,186)	(9,466,909)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(4,150,866)	(6,779,658)
Net Decrease in Net Assets Resulting from Operations	$(3,987,294)	$(6,441,176)

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets

For the Year Ended September 30,

	Mighty Mites Fund
	2022	2021

Operations:
Net investment income	$3,581,218	$3,814,420
Net realized gain on investments and foreign currency transactions	62,709,055	101,051,467
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(190,191,685)	146,086,310
Net Increase/(Decrease) in Net Assets Resulting from Operations	(123,901,412)	250,952,197
Distributions to Shareholders:
Accumulated earnings
Class AAA	(17,928,539)	(10,683,732)
Class A	(14,451,631)	(7,469,859)
Class C	(8,098,122)	(5,804,836)
Class I	(55,813,204)	(32,433,056)
Total Distributions to Shareholders	(96,291,496)	(56,391,483)
Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	2,012,736	5,794,806
Class A	15,999,365	17,932,535
Class C	1,551,151	2,904,009
Class I	54,885,767	60,244,187
	74,449,019	86,875,537
Proceeds from reinvestment of distributions
Class AAA	17,443,390	10,374,998
Class A	12,321,803	6,360,400
Class C	7,915,476	5,657,197
Class I	42,778,029	24,488,342
	80,458,698	46,880,937
Cost of shares redeemed
Class AAA	(23,585,285)	(26,608,043)
Class A	(21,549,703)	(18,910,418)
Class C	(16,228,511)	(22,284,435)
Class I	(118,489,528)	(115,966,884)
	(179,853,027)	(183,769,780)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(24,945,310)	(50,013,306)
Redemption Fees	92	50
Net Increase/(Decrease) in Net Assets	(245,138,126)	144,547,458
Net Assets:
Beginning of year	691,602,119	547,054,661
End of year	$446,463,993	$691,602,119

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

For the Year Ended September 30,

SmallCap Equity Fund		Convertible Securities Fund		Equity Fund		Balanced Fund
2022	2021	2022	2021	2022	2021	2022	2021

$211,324	$136,411	$158,446	$307,573	$163,572	$3,795	$338,482	$114,422
862,602	3,928,010	4,148,819	6,714,145	3,254,320	8,683,901	2,687,251	6,710,700
(9,548,343)	17,372,154	(19,338,974)	7,949,190	(7,405,186)	3,641,511	(9,466,909)	1,536,829
(8,474,417)	21,436,575	(15,031,709)	14,970,908	(3,987,294)	12,329,207	(6,441,176)	8,361,951

(554,225)	(750)	(636,750)	(232,965)	(8,020,288)	(2,094,143)	(4,929,390)	(1,812,147)
(347,566)	—	(498,218)	(175,139)	(156,056)	(44,214)	(1,035,383)	(373,653)
(165,125)	—	(464,204)	(121,353)	(6,584)	(1,252)	(140,721)	(56,191)
(2,017,134)	(59,483)	(5,413,759)	(1,800,662)	(501,478)	(137,755)	(519,861)	(197,563)
(3,084,050)	(60,233)	(7,012,931)	(2,330,119)	(8,684,406)	(2,277,364)	(6,625,355)	(2,439,554)

1,054,137	1,714,520	88,247	1,945,520	425,506	249,813	2,226,513	884,878
1,708,695	658,030	147,636	817,677	60,016	154,374	533,899	657,352
558,507	436,338	225,406	592,407	—	547,726	40,280	1,483,389
17,236,350	14,704,128	7,394,638	18,132,901	402,781	275,942	1,353,558	273,243
20,557,689	17,513,016	7,855,927	21,488,505	888,303	1,227,855	4,154,250	3,298,862

541,864	749	629,125	230,588	7,709,509	2,026,765	4,796,641	1,766,100
347,178	—	495,471	173,891	150,622	43,105	1,020,834	369,227
165,125	—	457,033	120,432	6,584	1,252	128,224	51,954
2,009,732	59,113	5,411,447	1,797,959	491,374	135,300	519,861	197,563
3,063,899	59,862	6,993,076	2,322,870	8,358,089	2,206,422	6,465,560	2,384,844

(2,330,166)	(1,987,200)	(1,332,275)	(4,043,161)	(4,790,697)	(6,192,501)	(5,835,794)	(5,591,490)
(420,524)	(381,946)	(965,187)	(2,768,497)	(126,070)	(480,393)	(2,348,492)	(1,477,607)
(628,421)	(728,852)	(1,253,508)	(2,286,385)	(10,344)	(561,082)	(667,301)	(1,687,746)
(10,669,255)	(12,844,328)	(23,250,701)	(26,243,620)	(1,300,787)	(562,448)	(1,313,213)	(1,387,382)
(14,048,366)	(15,942,326)	(26,801,671)	(35,341,663)	(6,227,898)	(7,796,424)	(10,164,800)	(10,144,225)
9,573,222	1,630,552	(11,952,668)	(11,530,288)	3,018,494	(4,362,147)	455,010	(4,460,519)
—	—	—	45	—	—	—	—
(1,985,245)	23,006,894	(33,997,308)	1,110,546	(9,653,206)	5,689,696	(12,611,521)	1,461,878

51,357,093	28,350,199	73,617,475	72,506,929	53,441,518	47,751,822	53,501,637	52,039,759
$49,371,848	$51,357,093	$39,620,167	$73,617,475	$43,788,312	$53,441,518	$40,890,116	$53,501,637

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)	Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions(e)	Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2022	$30.25	$0.13	$(5.39)	$(5.26)	$(0.07)	$(4.18)	$(4.25)	$0.00	$20.74	(20.64)%	$84,906	0.50%	1.41%	1.43%	3%
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47	1.40	1.42	6
2020	25.58	(0.07)	(2.01)	(2.08)	—	(1.08)	(1.08)	0.00	22.42	(8.68)	103,109	(0.31)	1.43	1.44	2
2019	28.86	(0.03)	(2.28)	(2.31)	—	(0.97)	(0.97)	0.00	25.58	(8.00)	156,267	(0.11)	1.41	1.41	8
2018	29.42	(0.07)	1.32	1.25	—	(1.81)	(1.81)	0.00	28.86	4.38	226,938	(0.25)	1.40	1.40	9
Class A
2022	$28.68	$0.12	$(5.06)	$(4.94)	$(0.07)	$(4.18)	$(4.25)	$0.00	$19.49	(20.63)%	$71,820	0.48%	1.41%	1.43%	3%
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44	1.41	1.43	6
2020	24.49	(0.12)	(1.92)	(2.04)	—	(1.08)	(1.08)	0.00	21.37	(8.91)	68,250	(0.55)	1.68	1.69	2
2019	27.75	(0.09)	(2.20)	(2.29)	—	(0.97)	(0.97)	0.00	24.49	(8.26)	75,977	(0.35)	1.66	1.66	8
2018	28.42	(0.14)	1.28	1.14	—	(1.81)	(1.81)	0.00	27.75	4.13	111,572	(0.50)	1.65	1.65	9
Class C
2022	$23.95	$(0.05)	$(4.05)	$(4.10)	$—	$(4.18)	$(4.18)	$0.00	$15.67	(21.22)%	$25,567	(0.25)%	2.16%	2.18%	3%
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)	2.15	2.17	6
2020	21.24	(0.20)	(1.65)	(1.85)	—	(1.08)	(1.08)	0.00	18.31	(9.40)	47,509	(1.06)	2.18	2.19	2
2019	24.32	(0.18)	(1.93)	(2.11)	—	(0.97)	(0.97)	0.00	21.24	(8.70)	108,356	(0.85)	2.16	2.16	8
2018	25.24	(0.24)	1.13	0.89	—	(1.81)	(1.81)	0.00	24.32	3.63	166,600	(1.00)	2.15	2.15	9
Class I
2022	$31.38	$0.20	$(5.62)	$(5.42)	$(0.15)	$(4.18)	$(4.33)	$0.00	$21.63	(20.44)%	$264,171	0.74%	1.16%	1.18%	3%
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72	1.15	1.17	6
2020	26.29	(0.01)	(2.07)	(2.08)	—	(1.08)	(1.08)	0.00	23.13	(8.43)	328,187	(0.05)	1.18	1.19	2
2019	29.57	0.04	(2.35)	(2.31)	—	(0.97)	(0.97)	0.00	26.29	(7.80)	625,116	0.15	1.16	1.16	8
2018	30.02	0.00 (c)	1.36	1.36	—	(1.81)	(1.81)	0.00	29.57	4.67	930,953	0.00 (f)	1.15	1.15	9

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	Amount represents less than $0.005 per share.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(e)	Before advisory fee reduction on unsupervised assets totalling 0.03%, 0.02%, and 0.01% of net assets for the years ended September 30, 2022, 2021, and 2020. For the years ended September 30, 2019 and 2018, there was no impact on the expense ratios.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)	Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2022	$25.74	$0.06	$(3.61)	$(3.55)	$(0.01)		$(1.44)	$(1.45)		$—	$20.74	(14.79)%	$7,300	0.23%	1.25%	1.64%	15%
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15	1.25	1.64	21
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		(0.82)	(0.89)		0.00	15.40	(10.08)	6,146	0.26	1.25	1.70	18
2019	21.49	0.06	(1.28)	(1.22)	—		(2.30)	(2.30)		0.00	17.97	(5.56)	7,758	0.33	1.25	1.64	35
2018	21.37	(0.02)	2.00	1.98	—		(1.86)	(1.86)		—	21.49	9.68	9,286	(0.08)	1.25	1.72	32
Class A
2022	$24.23	$0.06	$(3.38)	$(3.32)	$(0.02)		$(1.44)	$(1.46)		$—	$19.45	(14.78)%	$5,820	0.25%	1.25%	1.65%	15%
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14	1.27	1.65	21
2020	16.98	0.00 (b)	(1.63)	(1.63)	(0.03)		(0.82)	(0.85)		0.00	14.50	(10.34)	3,172	0.02	1.50	1.95	18
2019	20.48	0.01	(1.21)	(1.20)	—		(2.30)	(2.30)		0.00	16.98	(5.75)	4,440	0.08	1.50	1.89	35
2018	20.50	(0.07)	1.91	1.84	—		(1.86)	(1.86)		—	20.48	9.38	5,024	(0.33)	1.50	1.97	32
Class C
2022	$19.98	$(0.10)	$(2.71)	$(2.81)	$—		$(1.44)	$(1.44)		$—	$15.73	(15.38)%	$1,931	(0.53)%	2.00%	2.39%	15%
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)	2.00	2.39	21
2020	14.28	(0.06)	(1.36)	(1.42)	—		(0.82)	(0.82)		0.00	12.04	(10.82)	1,597	(0.46)	2.00	2.45	18
2019	17.69	(0.06)	(1.05)	(1.11)	—		(2.30)	(2.30)		0.00	14.28	(6.21)	3,164	(0.41)	2.00	2.39	35
2018	18.04	(0.15)	1.66	1.51	—		(1.86)	(1.86)		—	17.69	8.79	2,895	(0.83)	2.00	2.47	32
Class I
2022	$26.90	$0.13	$(3.77)	$(3.64)	$(0.08)		$(1.44)	$(1.52)		$—	$21.74	(14.54)%	$34,321	0.49%	1.00%	1.39%	15%
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40	1.00	1.39	21
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		(0.82)	(0.94)		0.00	16.09	(9.87)	17,435	0.52	1.00	1.45	18
2019	22.27	0.11	(1.32)	(1.21)	(0.02)		(2.30)	(2.32)		0.00	18.74	(5.27)	23,307	0.60	1.00	1.39	35
2018	22.04	0.04	2.05	2.09	—		(1.86)	(1.86)		—	22.27	9.90	21,688	0.17	1.00	1.47	32

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2022	$18.26	$0.02	$(3.96)	$(3.94)	$(0.17)	$(1.61)	$(1.78)	$—	$12.54	(23.78)%	$4,065	0.16%	1.15%	1.62%	39%
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27	1.15	1.56	34
2020	13.86	0.16	1.98	2.14	(0.25)	(0.16)	(0.41)	0.00	15.59	15.80	7,392	1.12	1.15	1.62	62
2019	13.98	0.13	0.51	0.64	(0.23)	(0.53)	(0.76)	—	13.86	5.08	5,168	1.00	1.15	1.66	28
2018	12.41	0.04	1.73	1.77	(0.20)	—	(0.20)	—	13.98	14.38	4,523	0.34	1.15	2.03	35
Class A
2022	$18.91	$0.02	$(4.12)	$(4.10)	$(0.16)	$(1.61)	$(1.77)	$—	$13.04	(23.77)%	$3,419	0.16%	1.15%	1.62%	39%
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24	1.17	1.58	34
2020	14.33	0.13	2.04	2.17	(0.21)	(0.16)	(0.37)	0.00	16.13	15.47	6,143	0.86	1.40	1.87	62
2019	14.43	0.10	0.53	0.63	(0.20)	(0.53)	(0.73)	—	14.33	4.81	4,821	0.76	1.40	1.91	28
2018	12.79	0.01	1.80	1.81	(0.17)	—	(0.17)	—	14.43	14.22	3,711	0.09	1.40	2.28	35
Class C
2022	$20.24	$(0.10)	$(4.43)	$(4.53)	$(0.06)	$(1.61)	$(1.67)	$—	$14.04	(24.32)%	$3,297	(0.60)%	1.90%	2.37%	39%
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)	1.90	2.31	34
2020	15.30	0.06	2.19	2.25	(0.13)	(0.16)	(0.29)	0.00	17.26	14.93	6,130	0.37	1.90	2.37	62
2019	15.36	0.04	0.56	0.60	(0.13)	(0.53)	(0.66)	—	15.30	4.30	4,246	0.26	1.90	2.41	28
2018	13.62	(0.06)	1.90	1.84	(0.10)	—	(0.10)	—	15.36	13.55	2,960	(0.40)	1.90	2.78	35
Class I
2022	$18.32	$0.06	$(3.98)	$(3.92)	$(0.20)	$(1.61)	$(1.81)	$—	$12.59	(23.56)%	$28,839	0.39%	0.90%	1.37%	39%
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51	0.90	1.31	34
2020	13.91	0.20	1.97	2.17	(0.28)	(0.16)	(0.44)	0.00	15.64	16.03	52,842	1.36	0.90	1.37	62
2019	14.03	0.18	0.49	0.67	(0.26)	(0.53)	(0.79)	—	13.91	5.33	36,402	1.32	0.90	1.41	28
2018	12.44	0.08	1.75	1.83	(0.24)	—	(0.24)	—	14.03	14.79	18,097	0.56	0.90	1.78	35

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(b)	Portfolio Turnover Rate
Equity Fund
Class AAA
2022	$13.37	$0.04		$(0.93)	$(0.89)	$(0.00	)(c)	$(2.20)	$(2.20)	$10.28	(8.75)%	$41,068	0.30%	1.64%	50%
2021	11.02	0.00	(c)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468	0.00 (d)	1.64	66
2020	12.66	0.08		(0.53)	(0.45)	(0.11)		(1.08)	(1.19)	11.02	(4.32)	44,109	0.70	1.63	46
2019	13.94	0.10		0.54	0.64	(0.09)		(1.83)	(1.92)	12.66	5.84	50,849	0.80	1.64	28
2018	13.69	0.08		1.71	1.79	(0.06)		(1.48)	(1.54)	13.94	14.14	54,595	0.59	1.60	33
Class A
2022	$13.36	$0.04		$(0.93)	$(0.89)	$(0.00	)(c)	$(2.20)	$(2.20)	$10.27	(8.76)%	$788	0.29%	1.64%	50%
2021	10.99	0.00	(c)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933	(0.03)	1.67	66
2020	12.63	0.05		(0.53)	(0.48)	(0.08)		(1.08)	(1.16)	10.99	(4.57)	1,010	0.45	1.88	46
2019	13.90	0.07		0.54	0.61	(0.05)		(1.83)	(1.88)	12.63	5.59	1,366	0.56	1.89	28
2018	13.64	0.05		1.71	1.76	(0.02)		(1.48)	(1.50)	13.90	13.88	1,435	0.35	1.85	33
Class C
2022	$12.27	$(0.05)		$(0.81)	$(0.86)	$—		$(2.20)	$(2.20)	$9.21	(9.40)%	$25	(0.48)%	2.39%	50%
2021	10.18	(0.11)		2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37	(1.00)	2.39	66
2020	11.76	(0.00	)(c)	(0.50)	(0.50)	—		(1.08)	(1.08)	10.18	(5.04)	38	(0.01)	2.38	46
2019	13.09	0.00	(c)	0.50	0.50	—		(1.83)	(1.83)	11.76	4.99	104	0.04	2.39	28
2018	12.97	(0.02)		1.62	1.60	—		(1.48)	(1.48)	13.09	13.32	449	(0.17)	2.35	33
Class I
2022	$13.32	$0.07		$(0.92)	$(0.85)	$(0.04)		$(2.20)	$(2.24)	$10.23	(8.52)%	$1,907	0.56%	1.39%	50%
2021	10.98	0.03		2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004	0.25	1.39	66
2020	12.62	0.11		(0.53)	(0.42)	(0.14)		(1.08)	(1.22)	10.98	(4.09)	2,595	0.96	1.38	46
2019	13.91	0.13		0.53	0.66	(0.12)		(1.83)	(1.95)	12.62	6.08	3,954	1.06	1.39	28
2018	13.66	0.11		1.72	1.83	(0.10)		(1.48)	(1.58)	13.91	14.47	4,870	0.84	1.35	33

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

(c)	Amount represents less than $0.005 per share.

(d)	Amount represents less than (0.005)%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(b)	Portfolio Turnover Rate
Balanced Fund
Class AAA
2022	$12.11	$0.07	$(1.44)	$(1.37)	$(0.07)	$(1.47)	$(1.54)	$9.20	(13.36)%	$31,492	0.68%	1.41%	46%
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22	1.41	65
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	0.17	38,713	0.95	1.42	57
2019	12.39	0.13	0.55	0.68	(0.13)	(1.23)	(1.36)	11.71	6.44	44,638	1.15	1.37	44
2018	12.16	0.12	0.96	1.08	(0.12)	(0.73)	(0.85)	12.39	9.32	45,181	1.00	1.34	27
Class A
2022	$12.20	$0.07	$(1.45)	$(1.38)	$(0.07)	$(1.47)	$(1.54)	$9.28	(13.35)%	$5,702	0.66%	1.41%	46%
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20	1.43	65
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.43)	7,981	0.70	1.67	57
2019	12.47	0.10	0.55	0.65	(0.10)	(1.23)	(1.33)	11.79	6.13	9,553	0.89	1.62	44
2018	12.23	0.09	0.97	1.06	(0.09)	(0.73)	(0.82)	12.47	9.08	8,719	0.75	1.59	27
Class C
2022	$12.39	$(0.02)	$(1.46)	$(1.48)	$(0.01)	$(1.47)	$(1.48)	$9.43	(14.02)%	$491	(0.15)%	2.16%	46%
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)	2.16	65
2020	12.01	0.02	(0.11)	(0.09)	(0.02)	(0.75)	(0.77)	11.15	(0.95)	1,215	0.20	2.17	57
2019	12.67	0.05	0.56	0.61	(0.04)	(1.23)	(1.27)	12.01	5.58	2,195	0.40	2.12	44
2018	12.41	0.03	0.99	1.02	(0.03)	(0.73)	(0.76)	12.67	8.54	4,544	0.25	2.09	27
Class I
2022	$12.09	$0.10	$(1.44)	$(1.34)	$(0.10)	$(1.47)	$(1.57)	$9.18	(13.15)%	$3,205	0.93%	1.16%	46%
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47	1.16	65
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.09	4,131	1.19	1.17	57
2019	12.38	0.16	0.54	0.70	(0.16)	(1.23)	(1.39)	11.69	6.63	3,734	1.40	1.12	44
2018	12.15	0.15	0.97	1.12	(0.16)	(0.73)	(0.89)	12.38	9.61	3,925	1.24	1.09	27

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of five active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations, and their ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities,

TETON Westwood Funds

Notes to Financial Statements (Continued)

including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of September 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 09/30/22
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$11,818,572	$8	—		$11,818,580
Aviation: Parts and Services	13,035,036	191,407	—		13,226,443
Building and Construction	6,500,556	7,620,131	—		14,120,687
Business Services	10,316,384	—	$266,500		10,582,884
Consumer Products	8,333,297	0	—		8,333,297
Consumer Services	1,099,040	328,000	—		1,427,040
Diversified Industrial	50,537,768	2,889,837	—		53,427,605
Financial Services	56,083,584	9,850,650	55,000		65,989,234
Food and Beverage	10,209,818	204,785	—		10,414,603
Real Estate	16,491,660	1,531,948	255		18,023,863
Specialty Chemicals	6,656,132	—	0		6,656,132
Other Industries (a)	235,739,022	—	—		235,739,022
Total Common Stocks	426,820,869	22,616,766	321,755		449,759,390
Preferred Stocks (a)	1,119,800	—	—		1,119,800
Rights (a)	34,560	301,815	3,978		340,353
Warrants (a)	16,994	57,027	652		74,673
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$427,992,223	$22,975,608	$326,385	(b)	$451,294,216
SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$43,335,327	—	—		$43,335,327
U.S. Government Obligations	—	$5,910,439	—		5,910,439
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$43,335,327	$5,910,439	—		$49,245,766
CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (c)	—	$34,710,521	—		$34,710,521
Mandatory Convertible Securities (c)	$2,064,886	1,104,852	—		3,169,738
U.S. Government Obligations	—	1,681,906	—		1,681,906
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,064,886	$37,497,279	—		$39,562,165
EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$42,972,191	—	—		$42,972,191
Short Term Investment	871,033	—	—		871,033
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$43,843,224	—	—		$43,843,224

TETON Westwood Funds

Notes to Financial Statements (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 09/30/22
BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$26,486,648	—	—	$26,486,648
Mandatory Convertible Securities (c)	515,210	—	—	515,210
Corporate Bonds (c)	—	$10,102,148	—	10,102,148
Convertible Corporate Bonds (c)	—	503,598	—	503,598
U.S. Government Obligations	—	3,097,359	—	3,097,359
Short Term Investment	136,908	—	—	136,908
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$27,138,766	$13,703,105	—	$40,841,871

(a)  Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.

(b)  The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(c)  Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The following table reconciles Level 3 investments for the Mighty Mites Fund for which significant unobservable inputs were used to determine fair value.

	Balance as of 09/30/21	Accrued discounts/ (premiums)	Realized gain/ (loss)	Net Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 09/30/22	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 09/30/22†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$138,589	—	—	$(83,334)	$266,500	—	—	—	$321,755	$(83,334)
Rights (a)	3,979	—	$58,413	—	—	$(58,414)	—	—	3,978	—
Warrants (a)	656	—	—	(4)	—	—	—	—	652	—
TOTAL INVESTMENTS
IN SECURITIES	$143,224	—	$58,413	$(83,338)	$266,500	$(58,414)	—	—	$326,385	$(83,334)

† Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities

TETON Westwood Funds

Notes to Financial Statements (Continued)

not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the fiscal year ended September 30, 2022, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of September 30, 2022, refer to the Schedules of Investments.

TETON Westwood Funds

Notes to Financial Statements (Continued)

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the fiscal year ended September 30, 2022, the Mighty Mites Fund’s, Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than 1 basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalization, timing differences, the adjustments for sales on investments in passive foreign investment companies, reversal of prior year real estate investment trust capital gain, redesignation of dividends paid, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

For the fiscal year ended September 30, 2022, the following reclassifications were made to increase/decrease such amounts with offsetting adjustments to paid-in capital:

	Accumulated Earnings/ (Losses)	Paid-in Capital
Mighty Mites Fund	$(8,446,926)	$8,446,926

The tax character of distributions paid during the fiscal years ended September 30, 2022 and 2021 was as follows:

	Mighty Mites Fund				SmallCap Equity Fund		Convertible Securities Fund
	Year Ended September 30,				Year Ended September 30,		Year Ended September 30,
	2022		2021		2022	2021	2022	2021
Ordinary income (inclusive of short term capital gains)	$3,413,588		$263,315		$440,131	$60,233	$2,901,646	$822,928
Net long term capital gains	100,784,565		64,413,988		2,643,919	—	4,111,285	1,507,191
Total distributions paid	$104,198,153	*	$64,677,303	*	$3,084,050	$60,233	$7,012,931	$2,330,119

TETON Westwood Funds

Notes to Financial Statements (Continued)

	Equity Fund			Balanced Fund
	Year Ended September 30,			Year Ended September 30,
	2022	2021		2022	2021
Ordinary income (inclusive of short term capital gains)	$1,834,685	$254,580		$2,359,741	$135,877
Net long term capital gains	6,849,721	2,023,224		4,265,614	2,303,677
Total distributions paid	$8,684,406	$2,277,804	*	$6,625,355	$2,439,554

*       Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

At September 30, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Undistributed ordinary income (inclusive of short term capital gains)	$3,066,746	$177,366	$23,681	$160,344	$4,879
Undistributed long term capital gain	52,786,566	714,686	3,484,498	3,249,129	2,644,469
Unrealized appreciation/depreciation	147,081,281	10,403,470	(1,651,805)	1,511,334	(2,779,764)
Total accumulated earnings	$202,934,593	$11,295,522	$1,856,374	$4,920,807	$(130,416)

At September 30, 2022, the temporary differences between book basis and tax basis unrealized appreciation/depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes, investments in REITs, mark-to-market adjustments on investments in passive foreign investment companies, premium amortization, tax basis adjustments on investments in real estate investment trusts, adjustments on the sale of securities no longer deemed passive foreign investment companies, and basis adjustments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2022:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$304,206,922	$38,842,296	$41,213,970	$42,331,890	$43,621,635
Gross unrealized appreciation	$191,228,934	$12,682,687	$2,942,338	$5,370,944	$2,986,264
Gross unrealized depreciation	(44,141,640)	(2,279,217)	(4,594,143)	(3,859,610)	(5,766,028)
Net unrealized appreciation/depreciation	$147,087,294	$10,403,470	$(1,651,805)	$1,511,334	$(2,779,764)

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of September 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with Teton Advisors, LLC and Keeley-Teton Advisors, LLC, individually an “Adviser” and collectively, the “Advisers,” which provide that the Funds will pay the respective Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, and Equity Fund, and 0.75% for the Balanced Fund, of the value of each Fund’s average daily net assets. In accordance with the Advisory Agreements, the Advisers provide a continuous investment program for the Funds’ portfolios, oversee the administration of all aspects of the Funds’ business and affairs, and pay the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Advisers. Teton Advisors, LLC is the Adviser of the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund; and Keeley-Teton Advisors, LLC is the Adviser of the SmallCap Equity Fund.

TETON Westwood Funds

Notes to Financial Statements (Continued)

There was a reduction in the Mighty Mites Fund’s advisory fee paid to its Adviser relating to certain portfolio holdings, i.e., unsupervised assets, with respect to which the Adviser transferred dispositive and voting control to the Mighty Mites Fund’s Proxy Voting Committee. During the fiscal year ended September 30, 2022, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its advisory fee with respect to such securities by $154,715.

The respective Advisers have contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund and Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31,2023. For the fiscal year ended September 30, 2022, the respective Advisers waived fees or reimbursed expenses in the amounts of $217,384 and $271,186 for the SmallCap Equity Fund and Convertible Securities Fund, respectively.

In addition, the SmallCap Equity Fund and the Convertible Securities Fund are obliged to repay the Adviser for a period of two and three fiscal years, respectively, following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund and the Convertible Securities Fund for Class AAA Shares 1.25% and 1.15%, respectively, for Class A Shares 1.25% and 1.15%, respectively, for Class C Shares 2.00% and 1.90%, respectively, and for Class I Shares 1.00% and 0.90%, respectively. As of September 30, 2022, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2021, expiring September 30, 2023	For the year ended September 30, 2022, expiring September 30, 2024	Total
SmallCap Equity Fund	$184,043	$217,384	$$401,427

	For the year ended September 30, 2020, expiring September 30, 2023	For the year ended September 30, 2021, expiring September 30, 2024	For the year ended September 30, 2022, expiring September 30, 2025	Total
Convertible Securities Fund	$291,369	$324,715	$271,186	$887,270

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Advisers have a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

TETON Westwood Funds

Notes to Financial Statements (Continued)

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the fiscal year ended September 30, 2022, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$18,917,505	$118,112,249	—	—
SmallCap Equity Fund	9,211,307	7,965,476	—	—
Convertible Securities Fund	22,416,155	39,383,538	—	—
Equity Fund	25,615,946	31,513,715	—	—
Balanced Fund	19,462,371	21,658,580	$2,953,050	$5,326,357

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2022, the Mighty Mites Fund paid $13,674 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $10,610 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2022, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $6,000, $1,748, $528, $1,757, and $1,752, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal year ended September 30, 2022, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund accrued $45,000, $45,000, $26,250, $30,000, and $26,250 in connection with the cost of computing these Funds’ NAVs.

During the fiscal year ended September 30, 2022, the Mighty Mites Fund engaged in sale transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act and amounted to $3,277,179 in sales transactions.

7. Significant Shareholder. As of September 30, 2022, 10.32% of the Convertible Securities Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the fiscal years ended September 30, 2022 and 2021 can be found in the Statements of Changes in Net Assets under Redemption Fees.

TETON Westwood Funds

Notes to Financial Statements (Continued)

Transactions in shares of beneficial interest were as follows:

	Mighty Mites Fund		SmallCap Equity Fund		Convertible Securities Fund
	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,
	2022	2021	2022	2021	2022	2021
Class AAA
Shares sold	78,974	204,748	41,591	67,928	6,071	110,407
Shares issued upon reinvestment of distributions	647,250	442,242	21,468	38	38,447	13,604
Shares redeemed	(921,647)	(956,412)	(93,383)	(84,927)	(87,386)	(231,146)
Net decrease in Class AAA Shares	(195,423)	(309,422)	(30,324)	(16,961)	(42,868)	(107,135)
Class A
Shares sold	655,965	681,988	74,532	28,084	9,989	45,239
Shares issued upon reinvestment of distributions	486,643	285,861	14,668	—	29,152	9,906
Shares redeemed	(901,365)	(717,310)	(18,597)	(18,280)	(63,380)	(149,530)
Net increase/(decrease) in Class A Shares	241,243	250,539	70,603	9,804	(24,239)	(94,385)
Class C
Shares sold	77,977	126,510	30,768	24,310	12,129	30,209
Shares issued upon reinvestment of distributions	386,309	302,524	8,578	—	24,726	6,495
Shares redeemed	(838,946)	(1,017,133)	(33,469)	(40,029)	(77,445)	(116,479)
Net increase/(decrease) in Class C Shares	(374,660)	(588,099)	5,877	(15,719)	(40,590)	(79,775)
Class I
Shares sold	2,043,336	2,080,055	669,250	672,134	477,793	1,022,132
Shares issued upon reinvestment of distributions	1,525,607	1,008,166	76,155	2,873	329,964	105,088
Shares redeemed	(4,581,699)	(4,052,069)	(417,053)	(508,195)	(1,569,187)	(1,452,440)
Net increase/(decrease) in Class I Shares	(1,012,756)	(963,848)	328,352	166,812	(761,430)	(325,220)

	Equity Fund		Balanced Fund
	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,
	2022	2021	2022	2021
Class AAA
Shares sold	35,819	19,822	209,102	75,851
Shares issued upon reinvestment of distributions	654,457	175,022	434,985	161,071
Shares redeemed	(394,206)	(498,259)	(538,770)	(485,998)
Net increase/(decrease) in Class AAA Shares	296,070	(303,415)	105,317	(249,076)
Class A
Shares sold	4,957	13,124	50,469	56,771
Shares issued upon reinvestment of distributions	12,797	3,726	91,660	33,400
Shares redeemed	(10,780)	(38,922)	(220,463)	(127,607)
Net increase/(decrease) in Class A Shares	6,974	(22,072)	(78,334)	(37,436)
Class C
Shares sold	—	50,190	3,918	129,488
Shares issued upon reinvestment of distributions	620	117	11,273	4,618
Shares redeemed	(980)	(51,023)	(60,847)	(145,210)
Net decrease in Class C Shares	(360)	(716)	(45,656)	(11,104)
Class I
Shares sold	36,072	24,025	119,750	23,696
Shares issued upon reinvestment of distributions	41,998	11,745	47,328	18,006
Shares redeemed	(117,117)	(46,631)	(119,747)	(121,172)
Net increase/(decrease) in Class I Shares	(39,047)	(10,861)	47,331	(79,470)

TETON Westwood Funds

Notes to Financial Statements (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the fiscal year ended September 30, 2022 is set forth below:

	Market Value at September 30, 2021	Purchases	Sales Proceeds	Realized Gain/ (Loss)	Change In Unrealized Appreciation/ (Depreciation)	Market Value at September 30, 2022	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A	$2,159,811	$50,819	$144,204	$51,874	$2,026,685	$4,144,985	$36,582	6.92%
Burnham Holdings Inc., Cl. A	3,195,800	—	187,391	(60,521)	(101,926)	2,845,962	198,612	7.21%
Nathan’s Famous Inc.	13,471,714	25,749	32,419	19,215	538,040	14,022,299	374,848	5.40%
Schmitt Industries Inc.†	2,549,900	—	—	—	(1,322,390)	1,227,510	—	15.31%
Trans-Lux Corp.†	957,714	—	—	—	(45,714)	912,000	—	16.96%
Total				$10,568	$1,094,695	$23,152,756	$610,042

† Non-income producing security.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TETON Westwood Funds and Shareholders of TETON Westwood Mighty MitesSM Fund, TETON Westwood SmallCap Equity Fund, TETON Convertible Securities Fund, TETON Westwood Equity Fund and TETON Westwood Balanced Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of TETON Westwood Mighty MitesSM Fund and the accompanying statements of assets and liabilities, including the schedules of investments, of TETON Westwood SmallCap Equity Fund, TETON Convertible Securities Fund, TETON Westwood Equity Fund and TETON Westwood Balanced Fund (constituting TETON Westwood Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2022, the related statements of operations for the year ended September 30, 2022, the statements of changes in net assets for each of the two years in the period ended September 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2022 and each of the financial highlights for each of the five years in the period ended September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 23, 2022

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

TETON Westwood Funds

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, each Fund has established a liquidity risk management program (collectively, the LRM Program) to govern their approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on August 16, 2022, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that each Fund is primarily invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, each Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to each Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

TETON Westwood Funds

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

In determining whether to approve the continuance of the Investment Advisory Agreement and Subadvisory Agreement (together, the Agreements), the Board, including a majority of the Trustees who have no direct or indirect interest in the Agreements and are not interested persons of the Funds, as defined in the 1940 Act (the Independent Board Members), considered the following information at a meeting on August 16, 2022:

1) The nature, extent, and quality of services provided by the Adviser and the Sub-Advisers.

The Board reviewed in detail the nature and extent of the services provided by the Adviser and the Sub-Advisers under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for each Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Funds who are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Funds who had invested through various programs offered by third party financial intermediaries. The Board evaluated these factors based on its direct experience with the Adviser and Sub-Advisers and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, and by the Sub-Advisers, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Adviser and Sub-Advisers, that (i) the Adviser and Sub-Advisers were able to retain quality personnel, (ii) the Adviser, Sub-Advisers and their agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements, (iii) the Adviser and Sub-Advisers were responsive to requests of the Board, (iv) the scope and depth of the Adviser’s and Sub-Advisers’ resources were adequate, and (v) the Adviser and Sub-Advisers had kept the Board apprised of developments relating to each Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

2) The performance of the Funds, the Adviser, and the Sub-Advisers.

The Board reviewed the investment performance of each Fund, on an absolute basis, as compared with the Broadridge peer group of other SEC registered funds, and against each Fund’s broad-based securities market benchmarks as reflected in each Fund’s prospectuses and annual report. The Board also considered rankings and ratings of the Funds issued by Broadridge over the short, intermediate, and long term. The Board considered each Fund’s one, three, five, and ten year (where applicable) average annual total return for the periods ended June 30, 2022, but placed greatest emphasis on a Fund’s longer term performance. The peer groups considered by the Board were developed by Broadridge and were comprised of funds within the same Broadridge peer group categories (each, a “Performance Peer Group”). Each Fund’s performance against its respective Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which each Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given each Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Funds’ performance, the Board noted that the Equity Fund’s performance was above the median for the one year period, and below the median for the three year, five year, and ten year periods; the Balanced Fund’s performance was above the median for the one year, five year, and ten year periods, and below the median for the three year period; the SmallCap Equity Fund’s performance was above the median for the one year, three year, five year, and ten year periods; the Mighty Mites Fund’s performance was below the median for the one year, three year, five year, and ten year periods; and the Convertible Securities Fund’s performance was below the median for the one year, three year, five year, and ten year periods. The Board Members concluded that the Funds’ performance was reasonable in comparison with that of the Performance Peer Groups.

TETON Westwood Funds

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

In connection with its assessment of the performance of the Adviser and the Sub-Advisers, the Board considered the Adviser’s and Sub-Advisers’ financial condition and whether they had the resources necessary to continue to carry out their responsibilities under the Agreements. The Board concluded that the Adviser and Sub-Advisers had the financial resources necessary to continue to perform their obligations under the Agreements and to continue to provide the high quality services that they have provided to the Funds to date.

3) The cost of the advisory services and the profits to the Adviser and their affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the cost of the advisory and sub-advisory services and the profits to the Adviser, Sub-Advisers and their affiliates from their relationships with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each Fund against comparative Broadridge expense peer groups (each, an “Expense Peer Group” and collectively the “Expense Peer Groups”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Funds and each Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser and Sub-Advisers were providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the SmallCap Equity Fund and the Convertible Securities Fund operated pursuant to Expense Limitation Agreements with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse a Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Funds’ prospectus. The Board noted that the advisory fees and total expense ratios for the Mighty Mites Fund, Equity Fund, and Balanced Fund were higher than the median when compared with those of their Expense Peer Groups. The SmallCap Equity Fund had effective advisory fees and a total expense ratio that were at the median when compared with their Expense Peer Group. Finally, the Board noted that, although the Convertible Securities Fund had an agreement in place to limit advisory fees and expenses, the total expense ratios for the Convertible Securities Fund were above the median when compared with their Expense Peer Group, and effective advisory fees were at the median.

The Board also reviewed the fees charged by the Adviser and Sub-Advisers to provide similar advisory services to other RICs with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser or Sub-Advisers were higher and in other cases lower than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Adviser and Sub-Advisers to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2021. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Funds analysis, the Board received an analysis based on each Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also reviewed data from the Expense Peer Groups to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser and Sub-Advisers from their management of the Funds. The Board considered that the Adviser and Sub-Advisers do use soft dollars in connection with their management of the Funds.

TETON Westwood Funds

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund’s advisory fee and, with respect to the Equity Fund and the Balanced Fund, the sub-advisory fee, was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund’s Advisory Agreement and, with respect to the Equity Fund, Balanced Fund, Mighty Mites Fund, and Convertible Securities Fund, the Sub-Advisory agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

TETON Westwood Funds

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of its Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Trusts’ Statement of Additional Information includes additional information about the TETON Westwood Funds’ Trustees and is available, without charge, upon request, by calling 800-WESTWOOD (800-937-8966) or by writing to the TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[3]

INTERESTED TRUSTEE[4]:
Nicholas F. Gallucio[5] Trustee and Portfolio Manager Age: 72	Since 2017	8

Co-Chairman of Teton Advisors, Inc. (Since 2021); Former President and Chief Executive Officer of Teton Advisors, Inc. (2008-2021); Group Managing Director, U.S. Equities (2004-2008), Managing Director, U.S. Equities (1994-2004), Senior Vice President (1990-1994) and Vice President (1982-1990) of Trust Company of the West (TCW)

				Board of Regents of the University of Hartford; Executive Advisory Board of the Columbia Business School Program for Financial Studies

INDEPENDENT TRUSTEES[5]:
Anthony S. Colavita[6] Trustee Age: 61	Since 2017	22	Attorney, Anthony S. Colavita, P.C., Supervisor, Town of Eastchester, NY	—

James P. Conn Trustee Age: 84	Since 1994	23	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (1992-1998)	—

Leslie F. Foley[6] Trustee Age: 54	Since 2017	15	Attorney; Serves on the Boards of the Addison Gallery of American Art at Phillips Academy Andover, Vice President, Global Ethics & Compliance and Associate General Counsel for News Corporation (2008-2010)	—

Mary E. Hauck Trustee Age: 80	Since 2017	9	Retired Senior Manager of the Gabelli-O’Connor Fixed Income Mutual Funds Management Company	—

Michael J. Melarkey Trustee Age: 72	Since 2017	23	Of Counsel in the law firm of McDonald Carano Wilson LLP; Partner in the law firm of Avansino, Melarkey, Knobel, Mulligan & McKenzie (1980-2015)	Chairman of Southwest Gas Corporation (natural gas utility)

Kuni Nakamura Trustee Age: 54	Since 2017	36	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate); Trustee on Long Island University Board of Trustees; Trustee on Fordham Preparatory School Board of Trustees	—

Werner J. Roeder Trustee Age: 82	Since 1994	20	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

Salvatore J. Zizza[6,7] Trustee Age: 76	Since 2004	34	President of Zizza & Associates Corp. (private holding company); Chairman of Bergen Cove Realty Inc. (residential real estate)

Director and Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified Inc. (pharmaceuticals) (2009-2018); Retired Chairman of BAM (semiconductor and aerospace manufacturing)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:
John C. Ball[5] President and Treasurer Age: 46	Since 2017

Officer of registered investment companies within the Gabelli Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Chief Executive Officer, G.distributors, LLC since December 2020

Peter Goldstein[5] Secretary and Vice President Age: 69	Since 2020

General Counsel, GAMCO Investors, Inc. and Chief Legal Officer, Associated Capital Group, Inc. since 2021; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Richard J. Walz[5] Chief Compliance Officer Age: 63	Since 2013	Chief Compliance Officer of registered investment companies within the Gabelli Fund Complex since 2013

1	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended By-Laws and Amended and Restated Declaration of Trust. For officers, includes time served in prior officer positions with the Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, i.e., public companies, or other investment companies registered under the Investment Company Act of 1940.

4	“Interested person” of the Funds as defined in the 1940 Act. Mr. Galluccio is considered an “interested person” because of his affiliation with Teton Advisors, Inc. that acts as the Funds’ investment adviser.

5	Trustees who are not interested persons are considered “Independent” Trustees.

6	Mr. Colavita’s father, Anthony J. Colavita, and Ms. Foley’s father, Frank J. Fahrenkopf, Jr., serve as directors of other funds in the Fund Complex. Mr. Zizza is an independent director of Gabelli International Ltd., which may be deemed to be under common control with the Adviser.

7	On September 9, 2015, Mr. Zizza entered into a settlement with the SEC to resolve an inquiry relating to an alleged violation regarding the making of false statements or omissions to the accountants of a company concerning a related party transaction. The company in question is not an affiliate of, nor has any connection to, the Fund. Under the terms of the settlement, Mr. Zizza, without admitting or denying the SEC’s findings and allegation, paid $150,000 and agreed to cease and desist committing or causing any future violations of Rule 13b2-2 of the Securities Exchange Act of 1934, as amended (the 1934 Act). The Board has discussed this matter and has determined that it does not disqualify Mr. Zizza from serving as an Independent Trustee.

TETON Westwood Funds

2022 Tax Notice to Shareholders (Unaudited)

U.S. Government Income – The percentage of the ordinary income dividend paid by the Mighty Mites Fund, SmallCap Equity Fund, the Convertible Securities Fund, and the Balanced Fund, (the “Funds”) during the year ended September 30, 2022 which was derived from U.S. Treasury securities was 0.02%, 0.32%, 0.07%, and 1.61%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Funds did not meet this strict requirement during the fiscal year ended September 30, 2022. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser for the applicability of the information provided as to your specific situation.

Mighty Mites Fund – During the fiscal year ended September 30, 2022, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short term capital gains) totalling $0.1059, $0.1127, $0.0325, and $0.1955 per share for Class AAA, Class A, Class C and Class I Shares, respectively, and long term capital gains totalling $100,784,565. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2022, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.02% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004. The Fund designates 100% of the ordinary income distributions as qualified short term capital gain.

SmallCap Equity Fund – During the fiscal year ended September 30, 2022, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short term capital gains) totalling $0.1721, $0.1789, $0.1585, and $0.2360 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totalling $2,643,919. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees.. For the fiscal year ended September 30, 2022, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 1.23% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004. The Fund designates 100% of the ordinary income distributions as qualified short term capital gain.

Convertible Securities Fund – During the fiscal year ended September 30, 2022, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short term capital gains) totalling $0.7324, $0.7308, $0.6312, and $0.7708 per share for Class AAA, Class A, Class C and Class I Shares, respectively, and long term capital gains totalling $4,111,285. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2022, 20.45% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 24.33% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 32.83% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004. The Fund designates 100% of the ordinary income distributions as qualified short term capital gain.

Equity Fund – During the fiscal year ended September 30, 2022, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totalling $0.4657, $0.4641, $0.4633, and $0.5005 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totalling $6,849,721. For the fiscal year ended September 30, 2022, 41.70% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 44.08% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.25% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004. The Fund designates 100% of the ordinary income distributions as qualified short term capital gain.

Balanced Fund – During the fiscal year ended September 30, 2022, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short term capital gains) totalling $0.5450, $0.5442, $0.4782, and $0.5723 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totalling $4,265,614. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2022, 32.17% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 33.49% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 36.57% of the ordinary income distributions as qualified interest income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of the ordinary income distributions as qualified short term capital gain.

TETON Westwood Funds

2022 Tax Notice to Shareholders (Unaudited) (Continued)

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

TETON Westwood Funds and Your Personal Privacy

Who are we?

The TETON Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, LLC and Keeley-Teton Advisors, LLC, both affiliates of Teton Advisers, Inc. and GAMCO Investors, Inc., publicly held companies that have subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: wwww.tetonadv.com

email: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	KUNI NAKAMURA
Attorney,	Co-Chairman,	President of Advanced Polymer,
Anthony S. Colavita, P.C.	Teton Advisors, Inc.	Inc.

JAMES P. CONN	MARY E. HAUCK	WERNER J. ROEDER
Former Managing Director	Former Senior Portfolio Manager,	Former Vice President of
and Chief Investment Officer,	Gabelli-O’Connor Fixed Income	Medical Affairs (Medical
Financial Security Assurance	Mutual Fund Management	Director) of New York
Holdings Ltd.	Company	Presbyterian/Lawrence Hospital

LESLIE F. FOLEY	MICHAEL J. MELARKEY	SALVATORE J. ZIZZA
Attorney	Of Counsel,	Chairman,
	McDonald Carano Wilson LLP	Zizza & Associates Corp.

*Interested Trustee

Officers
JOHN C. BALL	RICHARD J. WALZ
President and Treasurer	Chief Compliance Officer

PETER GOLDSTEIN
Secretary and Vice President

Investment Adviser	Distributor
Teton Advisors, LLC	G.distributors, LLC
Keeley-Teton Advisors, LLC*
Transfer Agent and Disbursing Agent	Legal Counsel
DST Asset Manager Solutions, Inc.	Paul Hastings LLP

*Investment Adviser of TETON Westwood
SmallCap Equity Fund

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ322AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Kuni Nakamura is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $122,784 in 2021 and $128,924 in 2022.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2021 and $0 in 2022.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,425 in 2021 and $23,546 in 2022. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2021 and $0 in 2022.

(e)	(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Advisers, Inc., and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)	(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $26,660 in 2021 and $23,550 in 2022.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

TETON Westwood Mighty Mites Fund

Schedule of Investments — September 30, 2022

Shares		Cost	Market Value
	COMMON STOCKS — 100.4%
	Aerospace and Defense — 6.1%
507,000	Aerojet Rocketdyne Holdings Inc.†	$2,548,529	$20,274,930
134,460	Allied Motion Technologies Inc.	3,273,653	3,848,245
151,000	Avio SpA	2,130,362	1,360,006
106,000	Innovative Solutions and Support Inc.†	396,484	914,780
7,000	Kratos Defense & Security Solutions Inc.†	42,963	71,120
64,500	Park Aerospace Corp.	1,013,395	712,080
		9,405,386	27,181,161

	Agriculture — 0.7%
215	J.G. Boswell Co.	136,405	195,650
203,000	Limoneira Co.	3,726,474	2,675,540
410,000	S&W Seed Co.†	1,416,958	299,300
		5,279,837	3,170,490

	Automotive — 1.7%
38,660	Rush Enterprises Inc., Cl. A	473,312	1,695,628
87,000	Rush Enterprises Inc., Cl. B	1,125,755	4,168,170
12,000	TravelCenters of America Inc.†	352,795	647,160
64,000	Wabash National Corp.	121,018	995,840
		2,072,880	7,506,798
	Automotive: Parts and Accessories — 2.6%
313,300	Commercial Vehicle Group Inc.†	2,866,263	1,409,850
47,500	Dana Inc.	320,625	542,925
12,190	Gentherm Inc.†	177,000	606,209
355,000	Modine Manufacturing Co.†	4,436,327	4,593,700
18,000	Motorcar Parts of America Inc.†	236,616	273,960
80,000	Puradyn Filter Technologies Inc.†	13,774	8
48,028	Standard Motor Products Inc.	615,891	1,560,910
110,560	Strattec Security Corp.†	2,537,035	2,299,648
20,500	Titan International Inc.†	88,258	248,870
		11,291,789	11,536,080
	Aviation: Parts and Services — 3.0%
203,000	Astronics Corp.†	2,564,076	1,595,580
23,896	Astronics Corp., Cl. B†	144,647	191,407
180,540	Ducommun Inc.†	4,543,644	7,160,217
39,000	Heroux-Devtek Inc.†	521,498	345,857
140,830	Kaman Corp.	3,744,242	3,933,382
		11,518,107	13,226,443
	Broadcasting — 1.5%
362,000	Beasley Broadcast Group Inc., Cl. A†	1,743,061	390,960
295,145	Dish TV India Ltd., GDR†	226,437	59,029
241,120	Gray Television Inc.	265,142	3,452,838
86,600	Gray Television Inc., Cl. A	625,686	1,124,068
32,000	Sinclair Broadcast Group Inc., Cl. A	51,619	578,880
150,000	Townsquare Media Inc., Cl. A†	1,160,428	1,089,000
		4,072,373	6,694,775
	Building and Construction — 3.2%
60,000	Armstrong Flooring Inc.†	11,884	1,572
Shares		Cost	Market Value
93,500	Gibraltar Industries Inc.†	$2,204,964	$3,826,955
5,000	Granite Construction Inc.	112,794	126,950
6,000	Herc Holdings Inc.	174,981	623,280
22,700	MYR Group Inc.†	447,384	1,923,371
72,870	The Monarch Cement Co.	1,929,449	7,618,559
		4,881,456	14,120,687
	Business Services — 2.4%
2,277	American Airlines Group Inc.†	41,145	27,415
258,000	Diebold Nixdorf Inc.†	1,055,183	629,520
36,900	Du-Art Film Laboratories Inc.†(a)	239,850	239,850
4,100	Du-Art Film Laboratories Inc.†(a)	26,650	26,650
13,500	IAA Inc.†	114,457	429,975
19,780	ICF International Inc.	474,386	2,156,415
31,800	KAR Auction Services Inc.†	167,698	355,206
25,000	MoneyGram International Inc.†	183,753	260,000
261,000	PFSweb Inc.†	1,529,803	2,432,520
40,000	Team Inc.†	86,963	42,400
2,280,000	Trans-Lux Corp.†(b)	1,188,097	912,000
53,160	Viad Corp.†	1,308,346	1,678,793
94,000	Willdan Group Inc.†	2,798,810	1,392,140
		9,215,141	10,582,884
	Communications — 0.4%
189,500	Comtech
	Telecommunications Corp.	2,761,487	1,896,895

	Communications Equipment — 0.8%
63,000	Anterix Inc.†	2,137,687	2,250,360
90,000	Extreme Networks Inc.†	225,120	1,176,300
		2,362,807	3,426,660
	Computer Software and Services — 2.0%
4,000	Agilysys Inc.†	69,574	221,400
722,821	Alithya Group Inc., Cl. A†	1,739,405	1,395,045
144,000	American Software Inc., Cl. A	1,254,053	2,206,080
30,000	Avid Technology Inc.†	173,545	697,800
4,000	Cardlytics Inc.†	41,253	37,600
45,000	DHI Group Inc.†	81,549	242,100
64,000	Digi International Inc.†	777,878	2,212,480
10,000	Materialise NV, ADR†	58,532	107,100
137,000	Mitek Systems Inc.†	778,274	1,254,920
45,000	Otonomo Technologies Ltd.†	327,710	12,690
30,000	Playstudios Inc.†	173,653	104,700
1,000	Tyler Technologies Inc.†	16,928	347,500
		5,492,354	8,839,415
	Consumer Products — 1.9%
55,000	Acme United Corp.	968,676	1,266,100
27,700	Bassett Furniture Industries Inc.	394,203	434,336
900,000	Goodbaby International Holdings Ltd.†	252,666	87,138
5,000	Johnson Outdoors Inc., Cl. A	145,741	256,550
244,675	Lifetime Brands Inc.	2,597,276	1,656,450
400,000	Marine Products Corp.	2,815,473	3,384,000
13,000	MarineMax Inc.†	187,594	387,270
10,500	Nautilus Inc.†	44,933	17,115
27,020	Oil-Dri Corp. of America	529,415	653,884
5,700	PC Group Inc.†	3,465	0
See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2022

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
2,300,000	Playmates Holdings Ltd.	$276,814	$190,454
		8,216,256	8,333,297
	Consumer Services — 0.3%
152,000	1-800-Flowers.com Inc., Cl. A†	952,584	986,480
64,000	Bowlin Travel Centers Inc.†	87,677	328,000
3,500	Carriage Services Inc.	53,964	112,560
		1,094,225	1,427,040
	Diversified Industrial — 12.0%
122,000	American Outdoor Brands Inc.†	1,301,510	1,069,940
134,016	Ampco-Pittsburgh Corp.†	614,382	493,179
218,500	Burnham Holdings Inc., Cl. A(b)	3,387,468	2,845,962
38,500	Chase Corp.	648,455	3,217,445
74,300	Columbus McKinnon Corp.	1,222,261	1,943,688
185,500	Distribution Solutions Group Inc.†	2,541,763	5,225,535
112,000	Graham Corp.	1,192,391	984,480
297,840	Griffon Corp.	3,304,924	8,792,237
18,700	Haulotte Group SA	100,407	48,841
1,500	Hyster-Yale Materials Handling Inc.	49,061	32,265
222,000	Intevac Inc.†	1,071,621	1,032,300
10,000	John Bean Technologies Corp.	285,348	860,000
161,479	L.B. Foster Co., Cl. A†	2,453,150	1,576,035
7,800	MSA Safety Inc.	252,913	852,384
753,870	Myers Industries Inc.	12,085,164	12,416,239
30,000	Napco Security Technologies Inc.†	73,632	872,400
198,500	Park-Ohio Holdings Corp.	4,172,956	2,245,035
19,500	RWC Inc.†	311,534	43,875
14,800	Standex International Corp.	613,030	1,208,420
92,700	Steel Partners Holdings LP†	1,429,747	3,847,050
268,000	Tredegar Corp.	4,161,068	2,529,920
112,500	Twin Disc Inc.†	1,478,784	1,290,375
		42,751,569	53,427,605
	Educational Services — 0.1%
95,000	Universal Technical Institute Inc.†	289,750	516,800

	Electronics — 6.2%
147,000	Arlo Technologies Inc.†	449,148	682,080
19,400	Badger Meter Inc.	331,663	1,792,366
148,300	Bel Fuse Inc., Cl. A(b)	2,750,132	4,144,985
244,580	CTS Corp.	2,131,384	10,186,757
45,000	Daktronics Inc.†	375,863	121,950
30,000	IMAX Corp.†	129,139	423,600
35,400	Kimball Electronics Inc.†	212,732	607,110
4,700	Mesa Laboratories Inc.	136,881	661,901
20,800	Methode Electronics Inc.	126,090	772,720
593,000	Schmitt Industries Inc.†(b)	1,341,444	1,227,510
110,000	Stoneridge Inc.†	1,196,714	1,864,500
93,000	Ultra Clean Holdings Inc.†	262,449	2,394,750
171,000	Ultralife Corp.†	1,169,784	822,510
70,000	Vishay Precision Group Inc.†	1,969,423	2,071,300
		12,582,846	27,774,039
Shares		Cost	Market Value
	Energy and Utilities: Natural Gas — 0.5%
9,180	Chesapeake Utilities Corp.	$154,758	$1,059,280
53,810	RGC Resources Inc.	456,245	1,133,239
3,500	Unitil Corp.	167,989	162,575
		778,992	2,355,094
	Energy and Utilities: Services — 0.3%
205,000	Alvopetro Energy Ltd.	244,734	1,038,839
24,000	Dawson Geophysical Co.†	62,929	40,320
38,000	Pineapple Energy Inc.	835,531	33,033
60,000	RPC Inc.	108,521	415,800
6,500	Subsea 7 SA, ADR	23,304	51,480
		1,275,019	1,579,472
	Energy and Utilities: Water — 2.3%
34,626	Artesian Resources Corp., Cl. A	905,237	1,666,203
10,000	Cadiz Inc.†	87,995	19,000
23,600	California Water Service Group	464,891	1,243,484
61,000	Consolidated Water Co. Ltd.	663,802	938,180
30,000	Energy Recovery Inc.†	85,397	652,200
6,752	Middlesex Water Co.	138,256	521,255
62,304	SJW Group	1,594,829	3,588,710
43,007	The York Water Co.	728,043	1,652,759
		4,668,450	10,281,791
	Entertainment — 0.5%
108,000	Borussia Dortmund GmbH & Co. KGaA†	704,771	352,254
1,500	Canterbury Park Holding Corp.	18,544	33,405
28,000	GAN Ltd.†	453,791	62,160
534,555	Sportech plc	223,541	107,434
25,500	World Wrestling Entertainment Inc., Cl. A	403,028	1,789,335
		1,803,675	2,344,588
	Environmental Control — 0.9%
52,300	Casella Waste Systems Inc., Cl. A†	205,363	3,995,197
15,000	Primo Water Corp.	121,162	188,250
		326,525	4,183,447
	Equipment and Supplies — 5.2%
17,000	AZZ Inc.	643,988	620,670
74,766	CIRCOR International Inc.†	1,732,052	1,232,891
167,500	Core Molding Technologies Inc.†	1,216,827	1,663,275
110,000	Federal Signal Corp.	654,129	4,105,200
52,000	Interpump Group SpA	336,781	1,703,170
253,000	Kimball International Inc., Cl. B	2,729,162	1,591,370
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	211,491
4,000	Powell Industries Inc.	126,501	84,320
298,000	The Eastern Co.	5,581,796	5,170,300
86,000	The Gorman-Rupp Co.	2,006,289	2,045,940
67,500	The L.S. Starrett Co., Cl. A†	562,014	596,025
139,000	Titan Machinery Inc.†	2,034,146	3,928,140
33,000	TransAct Technologies Inc.†	109,747	120,450
		17,825,969	23,073,242
	Financial Services — 14.7%
47,000	Allegiance Bancshares Inc.	1,877,815	1,956,610
2,000	Ameris Bancorp	16,876	89,420

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2022

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
22,000	Atlantic American Corp.	$82,984	$62,920
41,744	Atlantic Union Bankshares Corp.	1,292,800	1,268,183
13,800	Bank7 Corp.	303,600	306,084
13,500	Berkshire Bancorp Inc.†	170,924	145,260
11,275	Berkshire Hills Bancorp Inc.	206,283	307,808
74	Burke & Herbert Bank and Trust Co.	94,450	172,050
15,240	Cadence Bank	467,192	387,248
81,800	Capital City Bank Group Inc.	1,996,750	2,544,798
10,000	Capitol Federal Financial Inc.	116,099	83,000
16,560	Citizens & Northern Corp.	325,075	400,421
5,000	ConnectOne Bancorp Inc.	111,579	115,300
28,300	Crazy Woman Creek Bancorp Inc.	489,014	748,535
21,111	Dime Community Bancshares Inc.	522,733	618,130
1,110	Farmers & Merchants Bank of Long Beach	6,090,015	8,796,750
40,000	Farmers National Banc Corp.	333,870	523,600
26,440	First Internet Bancorp.	529,233	895,258
391,300	Flushing Financial Corp.	6,272,673	7,579,481
74,000	FNB Corp.	719,682	858,400
32,116	FS Bancorp Inc.	589,634	875,482
10	Guaranty Corp., Cl. A†(a)	137,500	55,000
27,300	HomeStreet Inc.	273,000	786,513
9,030	Hope Bancorp Inc.	47,336	114,139
110,000	I3 Verticals Inc., Cl. A†	1,885,615	2,203,300
17,000	ICC Holdings Inc.†	170,000	259,250
62,500	KKR & Co. Inc.	7,419	2,687,500
80,700	Legacy Housing Corp.†	966,583	1,384,005
700	LendingTree Inc.†	20,386	16,702
102,000	Medallion Financial Corp.	392,266	716,040
4,197	Northrim BanCorp Inc.	91,497	174,427
19,390	OceanFirst Financial Corp.	359,396	361,430
11,000	Pacific Premier Bancorp Inc.	307,924	340,560
285,000	Post Holdings Partnering Corp.†	2,852,850	2,831,475
32,000	Primis Financial Corp.	509,070	388,160
130,000	Pzena Investment Management Inc., Cl. A	983,174	1,232,400
33,651	Renasant Corp.	367,249	1,052,603
5,978	Salisbury Bancorp Inc.	129,412	143,233
26,500	Sandy Spring Bancorp Inc.	880,394	934,390
3,000	Seacoast Banking Corp. of Florida	92,978	90,690
4,000	Security National Corp.	368,979	526,000
70,500	Silvercrest Asset Management Group Inc., Cl. A	959,255	1,152,675
6,750	Simmons First National Corp., Cl. A	152,916	147,082
75,010	Southern First Bancshares Inc.†	3,468,703	3,124,917
4,500	Southside Bancshares Inc.	153,548	159,120
74,240	SouthState Corp.	3,537,895	5,873,869
21,500	Sprott Inc.	491,480	721,414
30,000	Territorial Bancorp Inc.	749,890	556,200
5,500	Thomasville Bancshares Inc.	209,436	355,850
5,000	Towne Bank	146,110	134,150
10,010	TrustCo Bank Corp. NY	230,230	314,514
Shares		Cost	Market Value
8,701	United Bankshares Inc.	$282,365	$311,061
51,152	Valley National Bancorp	344,052	552,442
31,800	Value Line Inc.	314,878	1,396,020
43,900	Washington Trust Bancorp Inc.	984,990	2,040,472
74,800	Waterstone Financial Inc.	797,062	1,208,768
42,002	Webster Financial Corp.	871,427	1,898,490
84,580	Western New England Bancorp Inc.	720,641	687,635
220,000	Wright Investors Service Holdings Inc.†	128,675	35,200
		47,995,862	65,702,434
	Food and Beverage — 2.3%
84,600	Andrew Peller Ltd., Cl. A	357,330	343,581
15,000	BellRing Brands Inc.†	210,000	309,150
1,900	Bridgford Foods Corp.†	32,687	26,885
53,000	Calavo Growers Inc.	1,633,201	1,682,750
136,000	Corby Spirit and Wine Ltd., Cl. A	2,040,176	1,733,782
358,000	Crimson Wine Group Ltd.†	3,167,490	2,273,300
415,700	Farmer Brothers Co.†	3,533,698	1,949,633
1,550	Hanover Foods Corp., Cl. A	126,660	88,350
300	Hanover Foods Corp., Cl. B	28,206	23,400
21,000	Iwatsuka Confectionery Co. Ltd.	727,260	586,920
1,500	J & J Snack Foods Corp.	21,622	194,205
1,400	John B Sanfilippo & Son Inc.	62,433	106,022
70,000	Premier Foods plc	32,686	74,485
1,510	Rock Field Co. Ltd.	11,171	15,222
4,600	Scheid Vineyards Inc., Cl. A†	56,199	93,035
500	Seneca Foods Corp., Cl. A†	7,625	25,220
4,000	T. Hasegawa Co. Ltd.	83,685	82,913
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	405,701
207,400	Vitasoy International Holdings Ltd.†	108,284	258,139
23,000	Willamette Valley Vineyards Inc.†	88,087	141,910
		12,673,677	10,414,603
	Health Care — 5.9%
65,000	Accuray Inc.†	293,403	135,200
5,700	Boiron SA	96,539	247,193
35,400	Cardiovascular Systems Inc.†	714,208	490,644
9,000	CareDx Inc.†	47,818	153,180
4,000	Collegium Pharmaceutical Inc.†	73,717	64,080
185,000	Conformis Inc.†	284,453	35,372
241,660	Cutera Inc.†	3,809,505	11,019,696
35,142	Electromed Inc.†	76,795	360,205
61,000	Exelixis Inc.†	116,205	956,480
400	Heska Corp.†	3,802	29,168
200,000	InfuSystem Holdings Inc.†	640,498	1,398,000
21,730	Integer Holdings Corp.†	452,207	1,352,258
10,000	Invitae Corp.†	66,545	24,600
40,000	iSpecimen Inc.†	181,909	66,000
5,500	LeMaitre Vascular Inc.	133,878	278,740
212,000	Neogen Corp.†	306,519	2,961,640
60,500	NeoGenomics Inc.†	196,109	520,905
58,000	Neuronetics Inc.†	453,873	184,440
6,500	Omnicell Inc.†	104,912	565,695
210,000	OPKO Health Inc.†	516,034	396,900
21,000	Option Care Health Inc.†	182,763	660,870

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2022

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
62,700	Orthofix Medical Inc.†	$1,412,959	$1,198,197
44,000	Paratek Pharmaceuticals Inc.†	208,826	113,080
1,300	STERIS plc	51,834	216,164
800	Surgalign Holdings Inc.†	2,943	2,784
50,000	SurModics Inc.†	983,577	1,520,000
70,511	United-Guardian Inc.	637,064	801,005
1,200	Utah Medical Products Inc.	30,973	102,372
22,000	Zealand Pharma A/S†	267,706	504,001
		12,347,574	26,358,869
	Hotels and Gaming — 4.8%
42,964	Bally's Corp.†	1,306,647	848,969
19,051	Boyd Gaming Corp.	100,130	907,780
21,500	Caesars Entertainment Inc.†	87,548	693,590
3,990	Churchill Downs Inc.	77,832	734,758
1,217,119	Full House Resorts Inc.†	3,347,719	6,840,209
194,000	Gambling.com Group Ltd.†	1,515,880	1,474,400
20,000	Genius Sports Ltd.†	81,525	73,400
121,500	Golden Entertainment Inc.†	1,384,663	4,239,135
355,721	Inspired Entertainment Inc.†	2,238,036	3,141,016
232,000	PlayAGS Inc.†	1,834,875	1,229,600
20,000	Rush Street Interactive Inc.†	230,786	73,600
72,500	The Marcus Corp.	941,928	1,007,025
		13,147,569	21,263,482
	Machinery — 3.4%
219,000	Astec Industries Inc.	7,709,095	6,830,610
4,400	DMG Mori AG	22,722	177,232
476,037	Gencor Industries Inc.†	3,080,659	4,289,093
2,980	Lindsay Corp.	253,177	426,975
22,650	Tennant Co.	641,403	1,281,084
18,020	The Middleby Corp.†	177,942	2,309,623
13,000	Williams Industrial Services Group Inc.†	48,806	19,240
		11,933,804	15,333,857

	Manufactured Housing and Recreational Vehicles — 3.0%
23,740	Cavco Industries Inc.†	1,541,707	4,884,742
106,250	Nobility Homes Inc.	1,526,910	2,576,563
73,500	Skyline Champion Corp.†	487,055	3,885,945
38,700	Winnebago Industries Inc.	365,514	2,059,227
		3,921,186	13,406,477
	Metals and Mining — 0.1%
36,000	Osisko Gold Royalties Ltd.	459,490	366,685
400,000	Tanami Gold NL†	17,083	11,641
		476,573	378,326
	Paper and Forest Products — 0.1%
26,550	Keweenaw Land Association Ltd.	2,229,847	468,608

	Publishing — 0.9%
8,400	DallasNews Corp.	95,199	38,976
19,500	Lee Enterprises Inc.†	449,613	343,200
341,900	The E.W. Scripps Co., Cl. A†.	1,694,756	3,853,213
		2,239,568	4,235,389
	Real Estate — 4.0%
116,000	Ambase Corp.†	123,534	13,363
115,300	Capital Properties Inc., Cl. A	1,230,997	1,320,185
30,000	DREAM Unlimited Corp., Cl. A	331,539	534,260
Shares		Cost	Market Value
20,867	FRP Holdings Inc.†	$688,281	$1,134,330
16,138	Gyrodyne LLC†	421,133	162,026
6,200	Holobeam Inc.†	100,461	198,400
201,166	Indus Realty Trust Inc., REIT	5,537,668	10,535,063
284,269	Reading International Inc., Cl. A†	2,155,900	935,245
74,400	Reading International Inc., Cl. B†	674,532	1,391,280
2,508	Royalty LLC†(a)	0	255
98,000	Tejon Ranch Co.†	1,965,828	1,411,200
440,000	Trinity Place Holdings Inc.†	1,756,217	388,256
		14,986,090	18,023,863
	Restaurants — 3.3%
57,000	Denny's Corp.†	384,205	536,370
220,234	Nathan's Famous Inc.(b)	3,355,228	14,022,299
		3,739,433	14,558,669
	Retail — 1.4%
16,000	Big 5 Sporting Goods Corp.	86,313	171,840
10,600	Ingles Markets Inc., Cl. A	201,701	839,626
20,000	Lands' End Inc.†	344,865	154,400
33,000	La-Z-Boy Inc.	718,603	744,810
49,500	Movado Group Inc.	605,955	1,394,910
16,000	Natural Grocers by Vitamin Cottage Inc.	231,232	172,640
1,000	PetMed Express Inc.	15,765	19,520
25,000	Sportsman's Warehouse Holdings Inc.†	266,613	207,500
2,000	Tuesday Morning Corp.†	2,200	241
128,167	Village Super Market Inc., Cl. A	3,340,636	2,477,468
		5,813,883	6,182,955
	Specialty Chemicals — 1.4%
72,840	Hawkins Inc.	1,294,278	2,840,032
3,500	Minerals Technologies Inc.	101,755	172,935
100,530	Navigator Holdings Ltd.†	944,168	1,151,068
106,100	Neo Performance Materials Inc.	1,339,145	782,683
30,000	Teraoka Seisakusho Co. Ltd.	220,139	69,440
66,900	The General Chemical Group Inc.†(a)	6,021	0
192,174	Treatt plc	1,033,807	1,265,974
		4,939,313	6,282,132
	Telecommunications — 0.5%
71,000	A10 Networks Inc.	456,227	942,170
11,900	Frequency Electronics Inc.†	128,780	68,425
300,000	INNOVATE Corp.†	916,960	210,060
7,500	Iridium Communications Inc.†	63,150	332,775
30,000	Nuvera Communications Inc.	219,358	562,500
1,500	Preformed Line Products Co.	68,008	106,725
5,000	Shenandoah Telecommunications Co.	25,355	85,100
		1,877,838	2,307,755
	Transportation — 0.0%
5,000	Patriot Transportation Holding Inc.	90,183	39,300

	TOTAL COMMON STOCKS	298,379,293	448,435,422

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2022

Shares		Cost	Market Value
	PREFERRED STOCKS — 0.3%
	Automotive: Parts and Accessories — 0.1%
18,300	Jungheinrich AG	$50,138	$374,840

	Financial Services — 0.2%
32,000	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	386,247	744,960

	TOTAL PREFERRED STOCKS	436,385	1,119,800

	RIGHTS — 0.1%
	Energy and Utilities: Services — 0.1%
85,500	Pineapple Energy Inc., CVR†	0	301,815

	Health Care — 0.0%
8,000	Progenics Pharmaceuticals Inc., CVR†(a)	0	3,978
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	103,591	0
		103,591	3,978
	Metals and Mining — 0.0%
60,000	Pan American Silver Corp., CVR†	44,994	34,560

	TOTAL RIGHTS	148,585	340,353

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(a)	0	652

	Computer Software and Services — 0.0%
9,000	Otonomo Technologies Ltd., expire 08/13/26†	12,907	360

	Diversified Industrial — 0.0%
47,000	Ampco-Pittsburgh Corp., expire 08/01/25†	32,110	12,681

	Energy and Utilities: Services — 0.0%
7,627	Weatherford International plc, expire 12/13/23†	0	1,277

	Health Care — 0.0%
8,737	Option Care Health Inc., Cl. A, expire 07/27/25†	7,979	31,643
8,737	Option Care Health Inc., Cl. B, expire 07/27/25†	7,554	25,384
		15,533	57,027
	Hotels and Gaming — 0.0%
3,667	Genius Sports Ltd., expire 12/31/28†	19,204	2,676

	TOTAL WARRANTS	79,754	74,673

	TOTAL MISCELLANEOUS INVESTMENTS — 0.3%(c)	1,463,211	1,323,968

	TOTAL INVESTMENTS — 101.1% $	300,507,228	451,294,216

	Other Assets and Liabilities (Net) — (1.1)%		(4,830,223)

	NET ASSETS — 100.0%		$446,463,993

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 1, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 1, 2022

* Print the name and title of each signing officer under his or her signature.